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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4815

Ultra Series Fund

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711

(Address of principal executive offices) (Zip code)

Steven J. Fredricks

Madison Legal and Compliance Department

550 Science Drive

Madison, WI 53711

(Name and address of agent for service)

Registrant’s telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Annual Shareholder Report December 31, 2025

Conservative Allocation Fund Class I

Fund Overview

This annual shareholder report contains important information about Conservative Allocation Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Conservative Allocation Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	9.67%	2.33%	4.63%
ICE BofA U.S. Corporate, Government & Mortgage Index[2]	7.16%	(0.48%)	1.99%
Bloomberg U.S. Aggregate Bond Index[3]	7.30%	(0.36%)	2.01%
Conservative Allocation Fund Custom Index[4]	12.24%	3.84%	5.82%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[4]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000 Index and 10.5% MSCI ACWI ex-US Index.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$46,362,390
# of Portfolio Holdings	19
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$141,391

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	45.6%
Invesco S&P 500 Quality ETF	6.8%
Madison Large Cap Fund, Class R6	6.6%
Schwab Intermediate-Term U.S. Treasury ETF	6.5%
Janus Henderson Mortgage-Backed Securities ETF	6.0%
Vanguard Information Technology ETF	3.6%
Distillate U.S. Fundamental Stability & Value ETF	3.5%
Vanguard FTSE Europe ETF	3.2%
iShares MSCI Emerging Markets Asia ETF	3.1%
VanEck J. P. Morgan EM Local Currency Bond ETF	2.5%

Portfolio Allocation (% of Net Assets)
Investment Companies	52.2%
Exchange Traded Funds	45.6%
Short-Term Investments	7.7%
Other Assets and Liabilities, Net	(5.5%)

Conservative Allocation Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Conservative Allocation Fund Class I

Annual Shareholder Report December 31, 2025

Conservative Allocation Fund Class II

Fund Overview

This annual shareholder report contains important information about Conservative Allocation Fund Class II for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$60	0.57%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Conservative Allocation Fund Class II

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class II	9.40%	2.08%	4.37%
ICE BofA U.S. Corporate, Government & Mortgage Index[2]	7.16%	(0.48%)	1.99%
Bloomberg U.S. Aggregate Bond Index[3]	7.30%	(0.36%)	2.01%
Conservative Allocation Fund Custom Index[4]	12.24%	3.84%	5.82%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[4]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000 Index and 10.5% MSCI ACWI ex-US Index.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$46,362,390
# of Portfolio Holdings	19
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$141,391

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	45.6%
Invesco S&P 500 Quality ETF	6.8%
Madison Large Cap Fund, Class R6	6.6%
Schwab Intermediate-Term U.S. Treasury ETF	6.5%
Janus Henderson Mortgage-Backed Securities ETF	6.0%
Vanguard Information Technology ETF	3.6%
Distillate U.S. Fundamental Stability & Value ETF	3.5%
Vanguard FTSE Europe ETF	3.2%
iShares MSCI Emerging Markets Asia ETF	3.1%
VanEck J. P. Morgan EM Local Currency Bond ETF	2.5%
Portfolio Allocation (% of Net Assets)
Investment Companies	52.2%
Exchange Traded Funds	45.6%
Short-Term Investments	7.7%
Other Assets and Liabilities, Net	(5.5%)

Conservative Allocation Fund Class II

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Conservative Allocation Fund Class II

Annual Shareholder Report December 31, 2025

Moderate Allocation Fund Class I

Fund Overview

This annual shareholder report contains important information about Moderate Allocation Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Moderate Allocation Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	11.17%	4.19%	6.39%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Moderate Allocation Fund Custom Index[3]	15.82%	6.85%	8.47%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Moderate Allocation Fund Custom Index consists of 40% Bloomberg US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net).

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$98,027,016
# of Portfolio Holdings	19
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$305,895

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	30.1%
Madison Large Cap Fund, Class R6	12.2%
Invesco S&P 500 Quality ETF	9.5%
Vanguard FTSE Europe ETF	6.1%
Vanguard Information Technology ETF	6.0%
iShares MSCI Emerging Markets Asia ETF	5.6%
Distillate U.S. Fundamental Stability & Value ETF	4.9%
State Street SPDR S&P Bank ETF	4.1%
Vanguard FTSE All-World ex-U.S. ETF	4.1%
iShares Core S&P Small-Cap ETF	3.6%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	54.9%
Investment Companies	43.4%
Short-Term Investments	9.7%
Other Assets and Liabilities, Net	(8.0%)

Moderate Allocation Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Moderate Allocation Fund Class I

Annual Shareholder Report December 31, 2025

Moderate Allocation Fund Class II

Fund Overview

This annual shareholder report contains important information about Moderate Allocation Fund Class II for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$60	0.57%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Moderate Allocation Fund Class II

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class II	10.89%	3.93%	6.12%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Moderate Allocation Fund Custom Index[3]	15.82%	6.85%	8.47%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Moderate Allocation Fund Custom Index consists of 40% Bloomberg US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net).

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$98,027,016
# of Portfolio Holdings	19
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$305,895

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	30.1%
Madison Large Cap Fund, Class R6	12.2%
Invesco S&P 500 Quality ETF	9.5%
Vanguard FTSE Europe ETF	6.1%
Vanguard Information Technology ETF	6.0%
iShares MSCI Emerging Markets Asia ETF	5.6%
Distillate U.S. Fundamental Stability & Value ETF	4.9%
State Street SPDR S&P Bank ETF	4.1%
Vanguard FTSE All-World ex-U.S. ETF	4.1%
iShares Core S&P Small-Cap ETF	3.6%

Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	54.9%
Investment Companies	43.4%
Short-Term Investments	9.7%
Other Assets and Liabilities, Net	(8.0%)

Moderate Allocation Fund Class II

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Moderate Allocation Fund Class II

Annual Shareholder Report December 31, 2025

Aggressive Allocation Fund Class I

Fund Overview

This annual shareholder report contains important information about Aggressive Allocation Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Aggressive Allocation Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	12.73%	5.55%	7.65%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Aggressive Allocation Fund Custom Index[3]	18.71%	9.25%	10.55%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$38,812,944
# of Portfolio Holdings	18
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$121,689

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	15.3%
Madison Large Cap Fund, Class R6	13.4%
Invesco S&P 500 Quality ETF	12.5%
Vanguard FTSE Europe ETF	8.9%
Distillate U.S. Fundamental Stability & Value ETF	8.7%
Vanguard Information Technology ETF	8.3%
iShares MSCI Emerging Markets Asia ETF	7.2%
State Street SPDR S&P Bank ETF	5.8%
Vanguard FTSE All-World ex-U.S. ETF	5.1%
iShares Core S&P Small-Cap ETF	4.5%

Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	68.7%
Investment Companies	30.0%
Short-Term Investments	13.1%
Other Assets and Liabilities, Net	(11.8%)

Aggressive Allocation Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Aggressive Allocation Fund Class I

Annual Shareholder Report December 31, 2025

Aggressive Allocation Fund Class II

Fund Overview

This annual shareholder report contains important information about Aggressive Allocation Fund Class II for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$61	0.57%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Aggressive Allocation Fund Class II

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class II	12.45%	5.28%	7.38%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Aggressive Allocation Fund Custom Index[3]	18.71%	9.25%	10.55%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$38,812,944
# of Portfolio Holdings	18
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$121,689

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	15.3%
Madison Large Cap Fund, Class R6	13.4%
Invesco S&P 500 Quality ETF	12.5%
Vanguard FTSE Europe ETF	8.9%
Distillate U.S. Fundamental Stability & Value ETF	8.7%
Vanguard Information Technology ETF	8.3%
iShares MSCI Emerging Markets Asia ETF	7.2%
State Street SPDR S&P Bank ETF	5.8%
Vanguard FTSE All-World ex-U.S. ETF	5.1%
iShares Core S&P Small-Cap ETF	4.5%

Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	68.7%
Investment Companies	30.0%
Short-Term Investments	13.1%
Other Assets and Liabilities, Net	(11.8%)

Aggressive Allocation Fund Class II

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Aggressive Allocation Fund Class II

Annual Shareholder Report December 31, 2025

Diversified Income Fund Class I

Fund Overview

This annual shareholder report contains important information about Diversified Income Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.27%

How did the Fund perform last year and what affected its performance?

The Fund outperformed its blended benchmark for the most recent fiscal year. Market conditions during the year were generally supportive for income-oriented investments, with bonds contributing positively and equity income strategies producing positive returns. Within equities, the Fund’s core dividend strategy and allocation to master limited partnerships contributed positively to performance. The Fund’s covered call strategy also generated positive absolute returns but underperformed its segment benchmark, which detracted from relative performance. Fixed income investments contributed favorably overall. Most fixed income holdings outperformed the Bloomberg U.S. Aggregate Intermediate Index. The Fund’s short-duration strategy produced positive absolute returns.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Diversified Income Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	7.08%	4.42%	6.97%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Diversified Income Custom Benchmark[3]	6.94%	5.00%	6.20%
ICE BofA U.S. Corporate, Government & Mortgage Index[4]	7.16%	(0.48%)	1.99%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend 100 Index; 20% CBOE S&P 500 BuyWrite Index.
[4]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$137,101,220
# of Portfolio Holdings	16
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$359,327

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Short-Term Strategic Income ETF	21.9%
Madison Dividend Value ETF	20.2%
Madison Aggregate Bond ETF	17.4%
Madison Covered Call ETF	14.1%
State Street SPDR Portfolio High Yield Bond ETF	10.5%
Global X MLP ETF	4.1%
Schwab U.S. Dividend Equity ETF	3.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	3.6%
Janus Henderson Mortgage-Backed Securities ETF	3.6%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	99.0%
Short-Term Investments	2.3%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(1.3%)

Diversified Income Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Diversified Income Fund Class I

Annual Shareholder Report December 31, 2025

Diversified Income Fund Class II

Fund Overview

This annual shareholder report contains important information about Diversified Income Fund Class II for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	0.52%

How did the Fund perform last year and what affected its performance?

The Fund outperformed its blended benchmark for the most recent fiscal year. Market conditions during the year were generally supportive for income-oriented investments, with bonds contributing positively and equity income strategies producing positive returns. Within equities, the Fund’s core dividend strategy and allocation to master limited partnerships contributed positively to performance. The Fund’s covered call strategy also generated positive absolute returns but underperformed its segment benchmark, which detracted from relative performance. Fixed income investments contributed favorably overall. Most fixed income holdings outperformed the Bloomberg U.S. Aggregate Intermediate Index. The Fund’s short-duration strategy produced positive absolute returns.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Diversified Income Fund Class II

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class II	6.81%	4.16%	6.71%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Diversified Income Custom Benchmark[3]	6.94%	5.00%	6.20%
ICE BofA U.S. Corporate, Government & Mortgage Index[4]	7.16%	(0.48%)	1.99%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend 100 Index; 20% CBOE S&P 500 BuyWrite Index.
[4]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$137,101,220
# of Portfolio Holdings	16
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$359,327

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Short-Term Strategic Income ETF	21.9%
Madison Dividend Value ETF	20.2%
Madison Aggregate Bond ETF	17.4%
Madison Covered Call ETF	14.1%
State Street SPDR Portfolio High Yield Bond ETF	10.5%
Global X MLP ETF	4.1%
Schwab U.S. Dividend Equity ETF	3.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	3.6%
Janus Henderson Mortgage-Backed Securities ETF	3.6%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	99.0%
Short-Term Investments	2.3%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(1.3%)

Diversified Income Fund Class II

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Diversified Income Fund Class II

Annual Shareholder Report December 31, 2025

Core Bond Fund Class I

Fund Overview

This annual shareholder report contains important information about Core Bond Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

How did the Fund perform last year and what affected its performance?

During the Fund’s fiscal year, U.S. bond markets produced positive returns as interest rate and government spending conditions evolved. Short- and intermediate-term Treasury yields declined following Federal Reserve rate cuts, while longer-term yields increased due to concerns about federal fiscal conditions. This combination led to a steeper yield curve. Credit-sensitive sectors performed well. Corporate bond spreads narrowed modestly, and agency mortgage-backed securities outperformed corporate credit. In this environment, agency mortgage-backed securities generated solid returns. The Fund benefited from its positioning along the yield curve, particularly in the five- to ten-year maturity range. In addition, overweight allocations to mortgage-backed securities and financial sector corporate bonds contributed positively to relative performance.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Core Bond Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	7.26%	(0.24%)	2.07%
Bloomberg U.S. Aggregate Bond Index[2]	7.30%	(0.36%)	2.01%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

Key Fund Statistics (As of December 31, 2025)

Total Net Assets	$51,793,265
# of Portfolio Holdings	250
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$319,351

What does the Fund invest in?

The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 04/01/48	2.3%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.6%
Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.5%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.5%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.4%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.3%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.3%
Federal National Mortgage Association, 4.000%, due 05/01/52	1.1%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.1%
U.S. Treasury Bonds, 3.000%, due 05/15/45	1.1%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	44.3%
Corporate Notes and Bonds	26.6%
U.S. Government and Agency Obligations	16.0%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	3.3%
Short-Term Investments	1.6%
Asset Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.8%
Other Assets and Liabilities, Net	0.6%

Core Bond Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Core Bond Fund Class I

Annual Shareholder Report December 31, 2025

Core Bond Fund Class II

Fund Overview

This annual shareholder report contains important information about Core Bond Fund Class II for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-seriesfund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$86	0.83%

How did the Fund perform last year and what affected its performance?

During the Fund’s fiscal year, U.S. bond markets produced positive returns as interest rate and government spending conditions evolved. Short- and intermediate-term Treasury yields declined following Federal Reserve rate cuts, while longer-term yields increased due to concerns about federal fiscal conditions. This combination led to a steeper yield curve. Credit-sensitive sectors performed well. Corporate bond spreads narrowed modestly, and agency mortgage-backed securities outperformed corporate credit. In this environment, agency mortgage-backed securities generated solid returns. The Fund benefited from its positioning along the yield curve, particularly in the five- to ten-year maturity range. In addition, overweight allocations to mortgage-backed securities and financial sector corporate bonds contributed positively to relative performance. Fund

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Core Bond Fund Class II

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class II	7.00%	(0.49%)	1.81%
Bloomberg U.S. Aggregate Bond Index[2]	7.30%	(0.36%)	2.01%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

Key Fund Statistics (As of December 31, 2025)

Total Net Assets	$51,793,265
# of Portfolio Holdings	250
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$319,351

What does the Fund invest in?

The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 04/01/48	2.3%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.6%
Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.5%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.5%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.4%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.3%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.3%
Federal National Mortgage Association, 4.000%, due 05/01/52	1.1%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.1%
U.S. Treasury Bonds, 3.000%, due 05/15/45	1.1%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	44.3%
Corporate Notes and Bonds	26.6%
U.S. Government and Agency Obligations	16.0%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	3.3%
Short-Term Investments	1.6%
Asset Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.8%
Other Assets and Liabilities, Net	0.6%

Core Bond Fund Class II

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Core Bond Fund Class II

Annual Shareholder Report December 31, 2025

Large Cap Value Fund Class I

Fund Overview

This annual shareholder report contains important information about Large Cap Value Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.62%

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an underweight position in Communication Services negatively impacted performance. For stock selection, positive contributions from Health Care and Financials were more than offset by weakness in Industrials, Consumer Discretionary, Communication Services, Technology and Consumer Staples. Within Technology, sensor and connector manufacturer TE Connectivity (TEL) was the most additive stock, benefiting from strong product demand. In Financials, Morgan Stanley (MS) contributed positively as prospects for lower regulation and improved capital markets activity were tailwinds. Additional outperformers included Johnson & Johnson (JNJ) and AbbVie (ABBV) in Health Care, and Cummins (CMI) in Industrials. On the negative side, Automatic Data Processing (ADP) and Honeywell International (HON) detracted within Industrials. Home Depot (HD) negatively impacted Consumer Discretionary due to weak housing activity, while EOG Resources (EOG) and Elevance Health (ELV) also underperformed.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Large Cap Value Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	8.50%	6.94%	6.77%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell 1000® Value Index[3]	15.91%	11.33%	10.53%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$160,601,725
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,018,096

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
Johnson & Johnson	4.8%
Exxon Mobil Corp.	4.2%
Chevron Corp.	4.1%
NextEra Energy, Inc.	4.0%
CME Group, Inc.	4.0%
Morgan Stanley	3.8%
Blackrock, Inc.	3.7%
Honeywell International, Inc.	3.6%
Medtronic PLC	3.2%
Union Pacific Corp.	3.2%
Sector Allocation (% of Net Assets)
Financials	19.3%
Industrials	19.2%
Health Care	15.5%
Information Technology	11.0%
Energy	10.8%
Consumer Discretionary	9.7%
Consumer Staples	7.7%
Utilities	4.0%
Materials	1.7%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.0%

Large Cap Value Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Large Cap Value Fund Class I

Annual Shareholder Report December 31, 2025

Large Cap Value Fund Class II

Fund Overview

This annual shareholder report contains important information about Large Cap Value Fund Class II for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$91	0.87%

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an underweight position in Communication Services negatively impacted performance. For stock selection, positive contributions from Health Care and Financials were more than offset by weakness in Industrials, Consumer Discretionary, Communication Services, Technology and Consumer Staples. Within Technology, sensor and connector manufacturer TE Connectivity (TEL) was the most additive stock, benefiting from strong product demand. In Financials, Morgan Stanley (MS) contributed positively as prospects for lower regulation and improved capital markets activity were tailwinds. Additional outperformers included Johnson & Johnson (JNJ) and AbbVie (ABBV) in Health Care, and Cummins (CMI) in Industrials. On the negative side, Automatic Data Processing (ADP) and Honeywell International (HON) detracted within Industrials. Home Depot (HD) negatively impacted Consumer Discretionary due to weak housing activity, while EOG Resources (EOG) and Elevance Health (ELV) also underperformed.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Large Cap Value Fund Class II

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class II	8.23%	6.67%	6.51%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell 1000® Value Index[3]	15.91%	11.33%	10.53%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$160,601,725
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,018,096

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
Johnson & Johnson	4.8%
Exxon Mobil Corp.	4.2%
Chevron Corp.	4.1%
NextEra Energy, Inc.	4.0%
CME Group, Inc.	4.0%
Morgan Stanley	3.8%
Blackrock, Inc.	3.7%
Honeywell International, Inc.	3.6%
Medtronic PLC	3.2%
Union Pacific Corp.	3.2%
Sector Allocation (% of Net Assets)
Financials	19.3%
Industrials	19.2%
Health Care	15.5%
Information Technology	11.0%
Energy	10.8%
Consumer Discretionary	9.7%
Consumer Staples	7.7%
Utilities	4.0%
Materials	1.7%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.0%

Large Cap Value Fund Class II

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Large Cap Value Fund Class II

Annual Shareholder Report December 31, 2025

Large Cap Growth Fund Class I

Fund Overview

This annual shareholder report contains important information about Large Cap Growth Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.83%

How did the Fund perform last year and what affected its performance?

The Ultra Series Large Cap Growth Fund underperformed the Russell 1000 Growth Index in 2025. After the market reached a low point in April, investor behavior shifted toward more speculative investments, particularly in the second half of the year. During periods like this, when investor enthusiasm favors higher-risk stocks, the Fund has historically lagged broader market indices. The Fund’s relative results were primarily affected by holdings in Information Technology and Financials. In Information Technology, investors increasingly viewed companies as either clear beneficiaries of artificial intelligence or likely laggards, with limited recognition of outcomes in between. This narrow market view negatively affected performance of certain holdings. In Financials, an area that has historically contributed positively to results, stock selection also detracted during the year.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Large Cap Growth Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	3.30%	10.09%	12.04%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell 1000® Growth Index[3]	18.56%	15.32%	18.13%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$170,019,872
# of Portfolio Holdings	30
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,460,793

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	9.0%
Arch Capital Group Ltd.	6.1%
Amazon.com, Inc.	5.4%
Ferguson Enterprises, Inc.	4.6%
Parker-Hannifin Corp.	4.6%
PACCAR, Inc.	4.3%
Keysight Technologies, Inc.	4.3%
Danaher Corp.	4.1%
Texas Instruments, Inc.	4.0%
Visa, Inc., Class A	3.7%

Sector Allocation (% of Net Assets)
Financials	23.3%
Industrials	20.1%
Information Technology	19.8%
Consumer Discretionary	15.8%
Communication Services	9.0%
Health Care	8.3%
Short-Term Investments	3.6%
Other Assets and Liabilities, Net	0.1%

Large Cap Growth Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Large Cap Growth Fund Class I

Annual Shareholder Report December 31, 2025

Large Cap Growth Fund Class II

Fund Overview

This annual shareholder report contains important information about Large Cap Growth Fund Class II for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$110	1.08%

How did the Fund perform last year and what affected its performance?

The Ultra Series Large Cap Growth Fund underperformed the Russell 1000 Growth Index in 2025. After the market reached a low point in April, investor behavior shifted toward more speculative investments, particularly in the second half of the year. During periods like this, when investor enthusiasm favors higher-risk stocks, the Fund has historically lagged broader market indices. The Fund’s relative results were primarily affected by holdings in Information Technology and Financials. In Information Technology, investors increasingly viewed companies as either clear beneficiaries of artificial intelligence or likely laggards, with limited recognition of outcomes in between. This narrow market view negatively affected performance of certain holdings. In Financials, an area that has historically contributed positively to results, stock selection also detracted during the year.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Large Cap Growth Fund Class II

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class II	3.04%	9.82%	11.76%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell 1000® Growth Index[3]	18.56%	15.32%	18.13%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$170,019,872
# of Portfolio Holdings	30
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,460,793

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	9.0%
Arch Capital Group Ltd.	6.1%
Amazon.com, Inc.	5.4%
Ferguson Enterprises, Inc.	4.6%
Parker-Hannifin Corp.	4.6%
PACCAR, Inc.	4.3%
Keysight Technologies, Inc.	4.3%
Danaher Corp.	4.1%
Texas Instruments, Inc.	4.0%
Visa, Inc., Class A	3.7%

Sector Allocation (% of Net Assets)
Financials	23.3%
Industrials	20.1%
Information Technology	19.8%
Consumer Discretionary	15.8%
Communication Services	9.0%
Health Care	8.3%
Short-Term Investments	3.6%
Other Assets and Liabilities, Net	0.1%

Large Cap Growth Fund Class II

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Large Cap Growth Fund Class II

Annual Shareholder Report December 31, 2025

Mid Cap Fund Class I

Fund Overview

This annual shareholder report contains important information about Mid Cap Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.93%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark during the year. The Fund outperformed the Index early in the year through the April market low but lagged during the remainder of the year as mid-cap stocks rebounded sharply and performance became concentrated in a narrower segment of the market. Relative underperformance during the period was driven primarily by market leadership in certain higher-risk segments of the market and by sector rotation that negatively affected several longheld holdings, including insurance companies that had previously contributed positively to performance.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Mid Cap Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	1.27%	9.34%	11.46%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell Midcap® Index[3]	10.60%	8.67%	11.01%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$111,082,275
# of Portfolio Holdings	34
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,127,957

What does the Fund invest in?

The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)
Arch Capital Group Ltd.	7.7%
Ross Stores, Inc.	6.8%
Amphenol Corp., Class A	4.5%
PACCAR, Inc.	4.2%
Brown & Brown, Inc.	4.0%
Medpace Holdings, Inc.	3.9%
Carlisle Cos., Inc.	3.8%
MKS, Inc.	3.7%
Gartner, Inc.	3.3%
Labcorp Holdings, Inc.	3.3%

Sector Allocation (% of Net Assets)
Financials	22.7%
Information Technology	20.8%
Industrials	18.4%
Consumer Discretionary	16.1%
Health Care	11.7%
Short-Term Investments	5.8%
Communication Services	4.8%
Other Assets and Liabilities, Net	(0.3%)

Mid Cap Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Mid Cap Fund Class I

Annual Shareholder Report December 31, 2025

Mid Cap Fund Class II

Fund Overview

This annual shareholder report contains important information about Mid Cap Fund Class II for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$119	1.18%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark during the year. The Fund outperformed the Index early in the year through the April market low but lagged during the remainder of the year as mid-cap stocks rebounded sharply and performance became concentrated in a narrower segment of the market. Relative underperformance during the period was driven primarily by market leadership in certain higher-risk segments of the market and by sector rotation that negatively affected several longheld holdings, including insurance companies that had previously contributed positively to performance.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Mid Cap Fund Class II

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class II	1.02%	9.06%	11.19%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell Midcap® Index[3]	10.60%	8.67%	11.01%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$111,082,275
# of Portfolio Holdings	34
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,127,957

What does the Fund invest in?

The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)
Arch Capital Group Ltd.	7.7%
Ross Stores, Inc.	6.8%
Amphenol Corp., Class A	4.5%
PACCAR, Inc.	4.2%
Brown & Brown, Inc.	4.0%
Medpace Holdings, Inc.	3.9%
Carlisle Cos., Inc.	3.8%
MKS, Inc.	3.7%
Gartner, Inc.	3.3%
Labcorp Holdings, Inc.	3.3%

Sector Allocation (% of Net Assets)
Financials	22.7%
Information Technology	20.8%
Industrials	18.4%
Consumer Discretionary	16.1%
Health Care	11.7%
Short-Term Investments	5.8%
Communication Services	4.8%
Other Assets and Liabilities, Net	(0.3%)

Mid Cap Fund Class II

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Mid Cap Fund Class II

Annual Shareholder Report December 31, 2025

Madison Target Retirement 2020 Fund Class I

Fund Overview

This annual shareholder report contains important information about Madison Target Retirement 2020 Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.31%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, primarily due to market performance being driven by a narrow group of large U.S. growth stocks. The Fund’s focus on higher-quality investments and more attractively valued segments weighed on relative performance. International equity investments contributed positively to results, including allocations to emerging Asian markets and the Eurozone. However, the Fund’s lower overall exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the year. Fixed income investments contributed favorably to returns, supported by overweight exposure to securitized assets—particularly mortgage-backed securities—and security selection within corporate credit.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Madison Target Retirement 2020 Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	8.94%	0.72%	3.51%
Bloomberg U.S. Aggregate Bond Index[2]	7.30%	(0.36)%	2.01%
S&P Target Date® To 2020 Index[3]	10.96%	4.40%	5.92%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

[3]	The S&P Target Date® To 2020 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2020.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$10,972,726
# of Portfolio Holdings	17
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$28,164

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2020. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
Janus Henderson Mortgage-Backed Securities ETF	23.2%
iShares 7-10 Year Treasury Bond ETF	16.2%
Schwab Intermediate-Term U.S. Treasury ETF	15.0%
State Street SPDR Portfolio Short Term Treasury ETF	9.9%
iShares Aaa - A Rated Corporate Bond ETF	8.8%
Invesco S&P 500 Quality ETF	6.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	4.3%
JPMorgan International Research Enhanced Equity ETF	3.6%
Vanguard Information Technology ETF	2.4%
Distillate U.S. Fundamental Stability & Value ETF	2.1%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.2%
Short-Term Investments	2.8%
Other Assets and Liabilities, Net	0.0%

Madison Target Retirement 2020 Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Madison Target Retirement 2020 Fund Class I

Annual Shareholder Report December 31, 2025

Madison Target Retirement 2030 Fund Class I

Fund Overview

This annual shareholder report contains important information about Madison Target Retirement 2030 Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.31%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, primarily due to market performance being driven by a narrow group of large U.S. growth stocks. The Fund’s focus on higher-quality investments and more attractively valued segments weighed on relative performance. International equity investments contributed positively to results, including allocations to emerging Asian markets and the Eurozone. However, the Fund’s lower overall exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the year. Fixed income investments contributed favorably to returns, supported by overweight exposure to securitized assets—particularly mortgage-backed securities—and security selection within corporate credit.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Madison Target Retirement 2030 Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	10.35%	3.08%	5.91%
Russell 3000® Index[2]	17.15%	13.15%	14.29%
S&P Target Date® To 2030 Index[3]	13.97%	6.50%	7.83%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The Russell 3000® Index is a broad-based index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US equity market.

[3]	The S&P Target Date® To 2030 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2030.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$54,394,708
# of Portfolio Holdings	18
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$127,605

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2030. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
Janus Henderson Mortgage-Backed Securities ETF	17.4%
iShares 7-10 Year Treasury Bond ETF	12.4%
Invesco S&P 500 Quality ETF	10.5%
Schwab Intermediate-Term U.S. Treasury ETF	9.9%
State Street SPDR Portfolio Short Term Treasury ETF	7.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.5%
iShares Aaa - A Rated Corporate Bond ETF	6.2%
Distillate U.S. Fundamental Stability & Value ETF	4.7%
JPMorgan International Research Enhanced Equity ETF	4.7%
Vanguard Information Technology ETF	4.5%

Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.4%
Short-Term Investments	3.5%
Other Assets and Liabilities, Net	0.1%

Madison Target Retirement 2030 Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Madison Target Retirement 2030 Fund Class I

Annual Shareholder Report December 31, 2025

Madison Target Retirement 2040 Fund Class I

Fund Overview

This annual shareholder report contains important information about Madison Target Retirement 2040 Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.31%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, primarily due to market performance being driven by a narrow group of large U.S. growth stocks. The Fund’s focus on higher-quality investments and more attractively valued segments weighed on relative performance. International equity investments contributed positively to results, including allocations to emerging Asian markets and the Eurozone. However, the Fund’s lower overall exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the year. Fixed income investments contributed favorably to returns, supported by overweight exposure to securitized assets—particularly mortgage-backed securities—and security selection within corporate credit.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Madison Target Retirement 2040 Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	12.29%	4.51%	7.06%
Russell 3000® Index[2]	17.15%	13.15%	14.29%
S&P Target Date® To 2040 Index[3]	17.26%	8.69%	9.52%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The Russell 3000® Index is a broad-based index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US equity market.

[3]	The S&P Target Date® To 2040 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2040.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$40,763,785
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$102,159

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2040. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
Invesco S&P 500 Quality ETF	16.2%
Janus Henderson Mortgage-Backed Securities ETF	10.9%
Vanguard Information Technology ETF	7.9%
Schwab Intermediate-Term U.S. Treasury ETF	7.6%
iShares 7-10 Year Treasury Bond ETF	7.5%
Distillate U.S. Fundamental Stability & Value ETF	7.2%
JPMorgan International Research Enhanced Equity ETF	7.0%
iShares Aaa - A Rated Corporate Bond ETF	5.0%
iShares MSCI Emerging Markets Asia ETF	4.9%
State Street SPDR S&P Bank ETF	4.1%

Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.4%
Short-Term Investments	3.5%
Other Assets and Liabilities, Net	0.1%

Madison Target Retirement 2040 Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Madison Target Retirement 2040 Fund Class I

Annual Shareholder Report December 31, 2025

Madison Target Retirement 2050 Fund Class I

Fund Overview

This annual shareholder report contains important information about Madison Target Retirement 2050 Fund Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.31%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, primarily due to market performance being driven by a narrow group of large U.S. growth stocks. The Fund’s focus on higher-quality investments and more attractively valued segments weighed on relative performance. International equity investments contributed positively to results, including allocations to emerging Asian markets and the Eurozone. However, the Fund’s lower overall exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the year. Fixed income investments contributed favorably to returns, supported by overweight exposure to securitized assets—particularly mortgage-backed securities—and security selection within corporate credit.

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Madison Target Retirement 2050 Fund Class I

Average Annual Total Returns (%)1

	1 Year	5 Years	10 Years
Class I	13.10%	5.41%	7.82%
Russell 3000® Index[2]	17.15%	13.15%	14.29%
S&P Target Date® To 2050 Index[3]	19.18%	9.97%	10.47%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The Russell 3000® Index is a broad-based index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US equity market.

[3]	The S&P Target Date® To 2050 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2050.

Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$34,467,069
# of Portfolio Holdings	19
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$89,021

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2050. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
Invesco S&P 500 Quality ETF	17.9%
Vanguard Information Technology ETF	9.1%
Distillate U.S. Fundamental Stability & Value ETF	8.6%
JPMorgan International Research Enhanced Equity ETF	7.7%
Janus Henderson Mortgage-Backed Securities ETF	7.4%
iShares MSCI Emerging Markets Asia ETF	5.8%
Schwab Intermediate-Term U.S. Treasury ETF	5.8%
iShares 7-10 Year Treasury Bond ETF	5.4%
State Street SPDR S&P Bank ETF	4.8%
VictoryShares Free Cash Flow ETF	4.4%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	95.6%
Short-Term Investments	4.2%
Other Assets and Liabilities, Net	0.2%

Madison Target Retirement 2050 Fund Class I

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Annual Shareholder Report

December 31, 2025

Madison Target Retirement 2050 Fund Class I

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The code of ethics is filed as an exhibit to this Form N-CSR.

(c)	During the period covered by the report, registrant did not make any substantive amendments to the Code.

(d)	During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e)	Any person may obtain a complete copy of the code without charge by calling the Adviser at 800-767-0300 and requesting a copy of "the Ultra Series Funds Sarbanes Oxley Code of Ethics."

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Richard E. Struthers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. Total audit fees paid (or to be paid) to the registrant’s principal accountant for the fiscal years ended December 31, 2025, and 2024, respectively were $182,800 ($379,800 including the Madison Funds, all affiliated investment companies “together, the “Affiliated Funds”) and $214,910 ($458,910 including the Affiliated Funds).

(b)	Audit-Related Fees. For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees for professional services rendered by Deloitte & Touche for assurance and related services by such firm that were reasonably related to the performance of the audit of the registrant’s annual financial statements other than those referenced in paragraph (a) above, totaled $0 and $0, respectively.

(c)	Tax-Fees. For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees paid (or to be paid) for professional services rendered by Deloitte & Touche for tax compliance, tax advice and tax planning are approximately $31,122 ($71,631 including the Affiliated Funds) and $36,309 ($86,945 including the Affiliated Funds), respectively.

In the scope of services comprising the fees disclosed under this Item 4(c) were the following services:

-	Review and sign as signature preparer for U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC, Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613 and appropriate State tax returns.

(d)	All Other Fees. None.

(a)	(1) Before any accountant is engaged by the registrant to render audit or non-audit services, the engagement must be approved by the audit committee as contemplated by paragraph (c)(7)(i)(A) of Rule 2-01of Regulation S-X.

(e)	(2) The Audit Committee has pre-approved, as required by Rule 2-01(c)(7)(i)(C) of Regulation S-X, 100% of the services described in this Item 4(b) through (d), which such services are described above.

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)	None.

(h)	The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Schedule of Investments

(a)	Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Information

December 31, 2025

Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Diversified Income Fund
Core Bond Fund
Large Cap Value Fund
Large Cap Growth Fund
Mid Cap Fund
Madison Target Retirement 2020 Fund
Madison Target Retirement 2030 Fund
Madison Target Retirement 2040 Fund
Madison Target Retirement 2050 Fund

Ultra Series Funds | December 31, 2025

ii

Ultra Series Fund | December 31, 2025

Conservative Allocation Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 45.6%
Bond Funds - 17.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF (A)	18,064	$973,288
Janus Henderson Mortgage-Backed Securities ETF	61,284	2,800,066
Schwab Intermediate-Term U.S. Treasury ETF	120,101	3,012,133
VanEck J. P. Morgan EM Local Currency Bond ETF	45,268	1,168,820
		7,954,307
Foreign Stock Funds - 10.2%
Franklin FTSE Japan ETF	14,839	511,204
iShares MSCI Emerging Markets Asia ETF	15,071	1,416,975
iShares MSCI Eurozone ETF	5,961	382,100
Vanguard FTSE All-World ex-U.S. ETF	12,872	946,864
Vanguard FTSE Europe ETF	17,829	1,490,683
		4,747,826
Stock Funds - 18.2%
Distillate U.S. Fundamental Stability & Value ETF	27,671	1,629,822
Invesco S&P 500 Quality ETF	41,846	3,140,542
iShares Core S&P Small-Cap ETF	7,107	854,119
State Street Energy Select Sector SPDR ETF	2,640	118,034
State Street SPDR S&P Bank ETF (A)	17,276	1,048,481
Vanguard Information Technology ETF (A)	2,198	1,656,809
		8,447,807

Total Exchange Traded Funds
(Cost $18,125,578)		21,149,940

INVESTMENT COMPANIES - 52.2%
Bond Funds - 45.6%
Madison Core Bond Fund, Class R6 (B) (C)	2,318,844	21,147,859

Stock Funds - 6.6%
Madison Large Cap Fund, Class R6 (C)	108,603	3,061,507

Total Investment Companies
(Cost $24,391,946)		24,209,366

SHORT-TERM INVESTMENTS - 7.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.740%	1,000,177	1,000,177
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 3.830%	2,540,115	2,540,115

Total Short-Term Investments
(Cost $3,540,292)		3,540,292
TOTAL INVESTMENTS - 105.5%
(Cost $46,057,816)**		48,899,598

NET OTHER ASSETS AND LIABILITIES - (5.5%)		(2,537,208)

TOTAL NET ASSETS - 100.0%		$46,362,390
**	Aggregate cost for Federal tax purposes was $46,431,882.
(A)	All or a portion of these securities, with an aggregate fair value of $2,470,630, are on loan as part of a securities lending program. See Note 8. for details on the securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/core-bond-fund/.
(C)	Affiliated Company (see Note 10).
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor's.
SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Moderate Allocation Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 54.9%
Bond Funds - 7.5%
Janus Henderson Mortgage-Backed Securities ETF	75,340	$3,442,284
Schwab Intermediate-Term U.S. Treasury ETF (A)	117,386	2,944,041
VanEck J. P. Morgan EM Local Currency Bond ETF	38,000	981,160
		7,367,485
Foreign Stock Funds - 18.8%
Franklin FTSE Japan ETF (A)	55,826	1,923,206
iShares MSCI Emerging Markets Asia ETF (A)	57,949	5,448,365
iShares MSCI Eurozone ETF (A)	17,013	1,090,533
Vanguard FTSE All-World ex-U.S. ETF	54,252	3,990,777
Vanguard FTSE Europe ETF	70,968	5,933,635
		18,386,516
Stock Funds - 28.6%
Distillate U.S. Fundamental Stability & Value ETF (A)	81,397	4,794,283
Invesco S&P 500 Quality ETF (A)	124,569	9,348,904
iShares Core S&P Small-Cap ETF	29,638	3,561,895
State Street Energy Select Sector SPDR ETF	11,132	497,712
State Street SPDR S&P Bank ETF (A)	66,290	4,023,140
Vanguard Information Technology ETF	7,748	5,840,287
		28,066,221
Total Exchange Traded Funds
(Cost $44,219,967)		53,820,222

INVESTMENT COMPANIES - 43.4%
Bond Funds - 30.1%
Madison Core Bond Fund, Class R6 (B) (C)	3,232,425	29,479,721

Stock Funds - 13.3%
Madison Large Cap Fund, Class R6 (C)	423,848	11,948,275
Madison Mid Cap Fund, Class R6 (C)	66,037	1,096,215
		13,044,490
Total Investment Companies
(Cost $38,820,541)		42,524,211

SHORT-TERM INVESTMENTS - 9.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.740%	1,690,217	1,690,217
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 3.830%	7,813,400	7,813,400

Total Short-Term Investments
(Cost $9,503,617)		9,503,617
TOTAL INVESTMENTS - 108.0%
(Cost $92,544,125**)		105,848,050

NET OTHER ASSETS AND LIABILITIES - (8.0%)		(7,821,034)

TOTAL NET ASSETS - 100.0%		$98,027,016
**	Aggregate cost for Federal tax purposes was $92,919,938.
(A)	All or a portion of these securities, with an aggregate fair value of $7,640,652, are on loan as part of a securities lending program. See Note 8. for details on the securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/core-bond-fund/.
(C)	Affiliated Company (see Note 10).
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor's.
SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Aggressive Allocation Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 68.7%
Bond Funds - 2.8%
Janus Henderson Mortgage-Backed Securities ETF	11,202	$511,819
Schwab Intermediate-Term U.S. Treasury ETF (A)	23,162	580,903
		1,092,722
Foreign Stock Funds - 25.0%
Franklin FTSE Japan ETF	30,998	1,067,881
iShares MSCI Emerging Markets Asia ETF	29,517	2,775,188
iShares MSCI Eurozone ETF	6,608	423,573
Vanguard FTSE All-World ex-U.S. ETF	26,859	1,975,748
Vanguard FTSE Europe ETF	41,403	3,461,705
		9,704,095
Stock Funds - 40.9%
Distillate U.S. Fundamental Stability & Value ETF	57,063	3,361,011
Invesco S&P 500 Quality ETF	64,564	4,845,528
iShares Core S&P Small-Cap ETF	14,668	1,762,800
State Street Energy Select Sector SPDR ETF	8,822	394,432
State Street SPDR S&P Bank ETF (A)	37,081	2,250,446
Vanguard Information Technology ETF (A)	4,298	3,239,746
		15,853,963
Total Exchange Traded Funds
(Cost $21,544,293)		26,650,780

INVESTMENT COMPANIES - 30.0%
Bond Funds - 15.3%
Madison Core Bond Fund, Class R6 (B)	649,131	5,920,075

Stock Funds - 14.7%
Madison Large Cap Fund, Class R6 (B)	184,276	5,194,741
Madison Mid Cap Fund, Class R6 (B)	31,146	517,023
		5,711,764
Total Investment Companies
(Cost $9,392,261)		11,631,839

SHORT-TERM INVESTMENTS - 13.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 3.740%	522,892	522,892
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 3.830%	4,592,565	4,592,565

Total Short-Term Investments
(Cost $5,115,457)		5,115,457
TOTAL INVESTMENTS - 111.8%
(Cost $36,052,011**)		43,398,076

NET OTHER ASSETS AND LIABILITIES - (11.8%)		(4,585,132)

TOTAL NET ASSETS - 100.0%		$38,812,944

**	Aggregate cost for Federal tax purposes was $36,261,331.
(A)	All or a portion of these securities, with an aggregate fair value of $4,460,895, are on loan as part of a securities lending program. See Note 8. for details on the securities lending program.
(B)	Affiliated Company (see Note 10).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor's.
SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Diversified Income Fund Portfolio of Investments

	Par Value	Value (Note 2, 3)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class Class M5 (A) (B) (C), 7.488%, 9/25/36	$2,190,000	$—
Renaissance Home Equity Loan Trust, Series 2005-4, Class M9 (A) (B) (C) 7.000% 2/25/36	1,025,000	—

Total Commercial Mortgage- Backed Securities (Cost $–)		—

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	5,474	5,748
7.000%, 5/1/32 Pool # 644591	717	753
		6,501
Freddie Mac - 0.0%
8.000%, 6/1/30 Pool # C01005	2,574	2,685

Ginnie Mae - 0.0%
6.500%, 4/20/31 Pool # 3068	5,242	5,473

Total Mortgage Backed Securities (Cost $14,013)		14,659

	Shares
EXCHANGE TRADED FUNDS - 99.0%
Bond Funds - 56.9%
Janus Henderson Mortgage-Backed Securities ETF (D)	106,559	4,868,681
Madison Aggregate Bond ETF (D) (E)	1,165,000	23,888,325
Madison Short-Term Strategic Income ETF (E)	1,462,500	29,988,562
State Street SPDR Portfolio High Yield Bond ETF	608,301	14,398,485
VanEck J. P. Morgan EM Local Currency Bond ETF	190,000	4,905,800
		78,049,853
Stock Funds - 42.1%
Global X MLP ETF	115,261	5,579,785
Madison Covered Call ETF (E)	1,050,000	19,352,760
Madison Dividend Value ETF (E)	1,210,000	27,722,673
Schwab U.S. Dividend Equity ETF	186,851	5,125,323
		57,780,541

Total Exchange Traded Funds (Cost $131,569,691)		135,830,394

SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 3.740%	1,303,904	1,303,904

	Par Value	Value (Note 2, 3)
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 3.830%	$1,802,425	$1,802,425

Total Short-Term Investments (Cost $3,106,329)		3,106,329

TOTAL INVESTMENTS - 101.3% (Cost $134,690,033**)		138,951,382

NET OTHER ASSETS AND LIABILITIES - (1.3%)		(1,850,162)

TOTAL NET ASSETS - 100.0%		$137,101,220

**	Aggregate cost for Federal tax purposes was $134,690,033.
(A)	Floating rate or variable rate note. Rate shown is as of December 31, 2025.
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at December 31, 2025.
(C)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.
(D)	All or a portion of these securities, with an aggregate fair value of $1,830,543, are on loan as part of a securities lending program. See Note 8. for details on the securities lending program.
(E)	Affiliated Company (see Note 10).
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Core Bond Fund Portfolio of Investments

	Par Value	Value (Note 2, 3)
ASSET BACKED SECURITIES - 0.8%
Chesapeake Funding II LLC, Series 2023- 1A, Class A1 (A), 5.650%, 5/15/35	$88,902	$89,317
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.760%, 10/22/29	22,498	22,574
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	138,895	139,749
Towd Point Mortgage Trust, Series 2024- CES1, Class A1A (B) (C), 5.848%, 1/25/64	171,343	172,275

Total Asset Backed Securities (Cost $421,552)		423,915

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	28,680	28,224
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.500%, 4/25/51	238,962	216,631
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, 3.000%, 6/15/27	80,812	991
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, 5.000%, 5/25/49	169,579	169,525
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	263,757	11,033
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	63,008	62,132
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	100,213	99,925
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	111,524	116,099
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	756,627	106,833
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	356,034	360,049
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	180,970	182,932
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	112,629	100,995
Government National Mortgage Association REMICS, Series 2015-53, Class IL, 3.000%, 9/20/44	9,624	37
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4.000%, 11/25/49	9,725	9,198
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.458%, 2/25/50	48,638	44,309
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.500%, 6/25/51	264,315	221,736
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.500%, 10/25/51	382,728	346,288
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3.000%, 2/25/50	118,317	104,950

	Par Value	Value (Note 2, 3)
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3.000%, 5/25/50	$44,290	$39,702
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.500%, 3/25/51	141,746	127,384
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.500%, 12/25/51	221,381	198,657
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3.000%, 6/25/43	178,164	162,213
Towd Point Mortgage Trust, Series 2024-4, Class A1A (B) (C), 4.578%, 10/27/64	399,439	401,059
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4.000%, 4/25/49	5,216	4,967

Total Collateralized Mortgage Obligations (Cost $3,533,865)		3,115,869

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1 (B) (C), 0.247%, 9/25/26	9,887,159	10,688
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.563%, 3/25/53	150,000	142,222
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	241,119	239,661
GSAMP Trust, Series 2006-S5, Class M5 (B) (C) (E), 7.488%, 9/25/36	4,940,000	—
Renaissance Home Equity Loan Trust, Series 2005-4, Class M9 (B) (C) (E) 7.000% 2/25/36	2,475,000	—

Total Commercial Mortgage- Backed Securities (Cost $385,241)		392,571

CORPORATE NOTES AND BONDS - 26.6%
Communication Services - 0.6%
AT&T, Inc., 2.250%, 2/1/32	50,000	43,912
SBA Communications Corp., 3.875%, 2/15/27	250,000	248,126
		292,038

Communications - 1.2%
Meta Platforms, Inc., 4.875%, 11/15/35	100,000	100,034
NTT Finance Corp., 5.171%, 7/16/32	250,000	257,021
Verizon Communications, Inc., 5.875%, 11/30/55	250,000	247,717
		604,772

Consumer Discretionary - 1.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.500%, 4/20/26	33,333	33,381
Lowe’s Cos., Inc., 3.000%, 10/15/50	250,000	159,114
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	150,000	158,484
Tractor Supply Co., 1.750%, 11/1/30	200,000	177,301
Tractor Supply Co., 5.250%, 5/15/33	150,000	155,333
		683,613
Consumer Staples - 1.3%
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	200,000	145,836
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	150,000	149,618
Mars, Inc., 5.200%, 3/1/35	200,000	205,986

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Core Bond Fund Portfolio of Investments - continued

	Par Value	Value (Note 2, 3)
Performance Food Group, Inc. (A), 5.500%, 10/15/27	$150,000	$150,211
		651,651
Energy - 3.3%
Devon Energy Corp., 5.200%, 9/15/34	200,000	199,662
Diamondback Energy, Inc., 5.400%, 4/18/34	200,000	205,124
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	150,000	143,429
Energy Transfer LP, 5.250%, 4/15/29	150,000	154,225
Energy Transfer LP, 6.550%, 12/1/33	200,000	219,570
Kinder Morgan, Inc., 5.550%, 6/1/45	150,000	145,512
MPLX LP, 4.800%, 2/15/29	50,000	50,776
MPLX LP, 2.650%, 8/15/30	200,000	185,406
Sunoco LP/Sunoco Finance Corp., 6.000%, 4/15/27	150,000	150,207
Valero Energy Corp., 4.000%, 6/1/52	100,000	73,983
Valero Energy Partners LP, 4.500%, 3/15/28	200,000	201,424
		1,729,318
Financials - 11.4%
Aflac, Inc., 4.750%, 1/15/49	250,000	220,924
American Express Co., (1 day USD SOFR + 1.940%) (B) (C), 6.489%, 10/30/31	250,000	273,225
Athene Holding Ltd., 6.250%, 4/1/54	125,000	122,004
Bank of America Corp., (5 yr. CMT + 2.000%) (B) (C), 3.846%, 3/8/37	150,000	141,450
Capital One Financial Corp., (1 day USD SOFR + 2.640%) (B) (C), 6.312%, 6/8/29	200,000	209,957
CBRE Services, Inc., 4.800%, 6/15/30	125,000	126,860
Citibank NA, 5.803%, 9/29/28	250,000	262,295
Citigroup, Inc., (1 day USD SOFR + 2.086%) (B) (C), 4.910%, 5/24/33	250,000	253,429
Citigroup, Inc., (5 yr. CMT + 1.730%) (B) (C), 5.411%, 9/19/39	150,000	151,180
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	80,892
Fifth Third Bancorp, (1 day USD SOFR + 1.660%) (B) (C), 4.337%, 4/25/33	200,000	195,808
GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/32	200,000	180,985
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	200,000	199,878
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.580%) (B) (C), 5.218%, 4/23/31	250,000	258,388
JPMorgan Chase & Co., (1 day USD SOFR + 1.620%) (B) (C), 5.336%, 1/23/35	250,000	259,503
JPMorgan Chase & Co., (1 day USD SOFR + 1.680%) (B) (C), 5.572%, 4/22/36	200,000	210,383
KeyCorp, 4.100%, 4/30/28	150,000	150,117
KKR Group Finance Co. VIII LLC (A), 3.500%, 8/25/50	250,000	176,307
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	150,000	150,805
Morgan Stanley, (1 day USD SOFR + 1.020%) (B) (C), 1.928%, 4/28/32	250,000	219,762
Morgan Stanley, (1 day USD SOFR + 1.730%) (B) (C), 5.466%, 1/18/35	250,000	260,408
Nasdaq, Inc., 1.650%, 1/15/31	200,000	177,415
Old Republic International Corp., 3.850%, 6/11/51	100,000	72,619
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	210,278
PNC Bank NA, 2.700%, 10/22/29	125,000	118,130

	Par Value	Value (Note 2, 3)
PNC Financial Services Group, Inc., (1 day USD SOFR + 2.284%) (B) (C), 6.875%, 10/20/34	$200,000	$226,653
Realty Income Corp., 4.850%, 3/15/30	200,000	205,538
State Street Corp., (1 day USD SOFR + 1.490%) (B) (C), 3.031%, 11/1/34	125,000	118,014
Truist Financial Corp., (1 day USD SOFR + 2.361%) (B) (C), 5.867%, 6/8/34	200,000	213,148
U.S. Bancorp, (1 day USD SOFR + 1.560%) (B) (C), 5.384%, 1/23/30	125,000	129,543
U.S. Bancorp, (1 day USD SOFR + 1.600%) (B) (C), 4.839%, 2/1/34	100,000	100,952
Wells Fargo & Co., (1 day USD SOFR + 2.100%) (B) (C), 2.393%, 6/2/28	100,000	97,720
Wells Fargo & Co., (1 day USD SOFR + 1.500%) (B) (C), 5.198%, 1/23/30	125,000	128,825
		5,903,395
Health Care - 1.6%
Amgen, Inc., 5.650%, 3/2/53	75,000	73,756
Centene Corp., 2.450%, 7/15/28	150,000	140,469
Cigna Group, 4.375%, 10/15/28	50,000	50,467
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.200%, 6/1/30	250,000	227,139
Humana, Inc., 5.375%, 4/15/31	100,000	103,468
J.M. Smucker Co., 6.200%, 11/15/33	200,000	217,100
		812,399
Industrials - 2.4%
Boeing Co., 6.858%, 5/1/54	200,000	225,604
Carrier Global Corp., 3.577%, 4/5/50	51,000	37,701
Otis Worldwide Corp., 2.565%, 2/15/30	150,000	140,563
Quanta Services, Inc., 2.900%, 10/1/30	250,000	234,186
Textron, Inc., 2.450%, 3/15/31	250,000	226,835
Vulcan Materials Co., 3.500%, 6/1/30	200,000	193,914
WRKCo, Inc., 3.900%, 6/1/28	200,000	199,007
		1,257,810
Information Technology - 2.5%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	10,199
Dell International LLC/EMC Corp., 8.350%, 7/15/46	62,000	78,892
Dell International LLC/EMC Corp., 3.450%, 12/15/51	275,000	188,031
Fiserv, Inc., 3.500%, 7/1/29	200,000	194,081
Gartner, Inc. (A), 4.500%, 7/1/28	150,000	149,574
HP, Inc., 2.650%, 6/17/31	200,000	180,627
Iron Mountain, Inc. (A), 4.500%, 2/15/31	125,000	119,187
Oracle Corp., 3.950%, 3/25/51	250,000	165,218
VMware LLC, 2.200%, 8/15/31	250,000	222,428
		1,308,237
Materials - 0.3%
LYB International Finance III LLC, 3.625%, 4/1/51	250,000	161,876

Utilities - 0.7%
Duke Energy Corp., 3.750%, 9/1/46	250,000	190,195
Interstate Power & Light Co., 3.500%, 9/30/49	225,000	161,075
		351,270
Total Corporate Notes and Bonds (Cost $14,499,302)		13,756,379

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Core Bond Fund Portfolio of Investments - continued

	Par Value	Value (Note 2, 3)
FOREIGN CORPORATE BONDS - 3.3%
Energy - 0.3%
Enbridge, Inc., 5.700%, 3/8/33	$125,000	$131,867

Financials - 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.750%, 1/30/26	150,000	149,741
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	201,667
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	121,000	120,600
Mitsubishi UFJ Financial Group, Inc., (1 yr. CMT + 1.530%) (B) (C), 5.475%, 2/22/31	250,000	260,901
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	249,920
UBS Group AG, (1 yr. CMT + 2.050%) (A) (B) (C), 4.703%, 8/5/27	200,000	200,711
		1,183,540
Health Care - 0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	200,000	186,429
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	200,000	148,656
		335,085
Industrials - 0.1%
BAE Systems PLC (A), 5.300%, 3/26/34	50,000	51,861

Total Foreign Corporate Bonds (Cost $1,739,927)		1,702,353

MORTGAGE BACKED SECURITIES - 44.3%
Fannie Mae - 27.1%
3.000%, 9/1/30 Pool # 890696	160,769	158,114
3.000%, 12/1/30 Pool # AL8924	55,489	54,803
7.000%, 11/1/31 Pool # 607515	5,474	5,748
3.500%, 12/1/31 Pool # MA0919	21,246	20,946
6.500%, 3/1/32 Pool # 631377	7,014	7,278
7.000%, 5/1/32 Pool # 644591	1,304	1,369
6.500%, 6/1/32 Pool # 545691	50,171	52,277
3.500%, 8/1/32 Pool # MA3098	25,219	24,949
5.500%, 11/1/33 Pool # 555880	75,846	77,943
4.000%, 2/1/35 Pool # MA2177	277,491	275,357
3.500%, 12/1/35 Pool # MA2473	163,722	159,728
4.000%, 6/1/36 Pool # AL8618	77,029	76,001
2.500%, 9/1/36 Pool # FS4049	310,575	296,290
5.500%, 10/1/36 Pool # 901723	44,424	45,820
6.500%, 10/1/36 Pool # 894118	48,000	49,805
6.000%, 11/1/36 Pool # 902510	129,994	137,126
6.000%, 10/1/37 Pool # 947563	140,670	148,821
4.500%, 5/1/38 Pool # MA5013	158,322	158,749
6.500%, 8/1/38 Pool # 987711	214,060	227,198
3.000%, 11/1/39 Pool # MA3831	38,502	36,122
2.500%, 8/1/40 Pool # BP6565	520,913	474,115
4.000%, 1/1/41 Pool # AB2080	305,260	299,284
2.500%, 5/1/41 Pool # MA4334	325,612	292,150
4.500%, 7/1/41 Pool # AB3274	136,943	137,912
5.500%, 7/1/41 Pool # AL6588	260,570	272,596
4.000%, 9/1/41 Pool # AJ1406	138,870	136,151
2.500%, 3/1/42 Pool # MA4571	696,777	622,920
3.500%, 6/1/42 Pool # AO4136	340,882	326,686
4.000%, 6/1/42 Pool # MA1087	91,774	89,873
3.500%, 8/1/42 Pool # AP2133	162,576	155,907
3.500%, 9/1/42 Pool # AB6228	276,017	263,839
4.000%, 10/1/42 Pool # AP7363	235,346	230,445

	Par Value	Value (Note 2, 3)
3.500%, 3/1/43 Pool # AT0310	$192,501	$184,247
5.000%, 11/1/44 Pool # MA5539	200,827	202,699
4.000%, 1/1/45 Pool # AS4257	43,633	42,341
4.500%, 2/1/45 Pool # MA2193	62,646	62,565
5.000%, 9/1/45 Pool # MA5833	329,972	332,854
3.500%, 11/1/45 Pool # BA4907	112,728	107,203
3.500%, 12/1/45 Pool # AS6309	86,387	82,064
4.500%, 10/1/46 Pool # MA2783	17,933	17,900
4.000%, 12/1/46 Pool # BD2379	52,874	51,206
3.000%, 1/1/47 Pool # BE0108	188,465	172,415
2.500%, 12/1/47 Pool # FM3165	377,954	330,095
3.000%, 1/1/48 Pool # FM1303	450,680	412,315
4.000%, 7/1/48 Pool # MA3415	84,978	82,220
3.000%, 1/1/49 Pool # FS4296	266,044	246,354
4.000%, 11/1/50 Pool # FM5530	239,267	229,295
2.000%, 12/1/51 Pool # FM9925	587,627	485,371
3.000%, 12/1/51 Pool # FS3478	203,529	180,619
2.000%, 1/1/52 Pool # CB2601	297,870	246,153
2.500%, 3/1/52 Pool # BV4133	230,851	196,119
2.500%, 4/1/52 Pool # FS4138	199,394	171,805
4.000%, 5/1/52 Pool # FS1704	972,898	930,128
3.500%, 6/1/52 Pool # CB3845	579,260	539,620
4.500%, 8/1/52 Pool # FS2605	1,008,505	991,349
4.000%, 9/1/52 Pool # MA4732	200,261	191,051
5.000%, 10/1/52 Pool # MA4785	365,453	366,992
5.500%, 10/1/52 Pool # MA4786	237,775	242,237
5.000%, 11/1/52 Pool # MA4806	286,356	287,090
5.000%, 12/1/52 Pool # MA4841	195,121	195,621
5.500%, 12/1/52 Pool # MA4842	74,372	75,844
4.500%, 7/1/53 Pool # FS4996	176,153	173,711
5.500%, 7/1/53 Pool # MA5072	204,499	208,133
5.500%, 9/1/53 Pool # FS5575	280,734	287,806
5.500%, 5/1/54 Pool # FS7759	380,821	387,427
		14,029,171
Freddie Mac - 17.2%
8.000%, 6/1/30 Pool # C01005	3,218	3,357
7.000%, 3/1/31 Pool # C48129	12,502	13,141
2.500%, 2/1/32 Pool # ZS8641	57,237	55,351
5.500%, 11/1/34 Pool # A28282	69,656	70,736
2.500%, 6/1/35 Pool # RC1421	119,596	113,708
5.500%, 1/1/37 Pool # G04593	52,065	54,528
5.000%, 5/1/40 Pool # SB8384	282,672	286,459
2.000%, 3/1/41 Pool # RB5105	315,159	275,498
4.000%, 10/1/41 Pool # Q04092	158,919	155,842
3.000%, 9/1/42 Pool # C04233	446,979	414,743
3.500%, 8/1/44 Pool # Q27927	157,652	150,263
3.000%, 7/1/45 Pool # G08653	194,157	178,071
3.500%, 8/1/45 Pool # Q35614	251,241	239,310
3.000%, 10/1/46 Pool # G60722	292,841	267,401
4.000%, 3/1/47 Pool # Q46801	66,143	64,131
3.500%, 12/1/47 Pool # Q52955	107,640	101,430
2.500%, 4/1/48 Pool # QA2240	1,345,498	1,173,684
3.000%, 7/1/49 Pool # QA1033	153,405	137,904
2.500%, 1/1/52 Pool # SD7552	892,989	772,453
3.500%, 4/1/52 Pool # SD0960	565,897	531,749
3.500%, 5/1/52 Pool # RA7380	339,750	316,020
3.000%, 8/1/52 Pool # SD7556	529,866	475,429
4.500%, 11/1/52 Pool # SD8266	404,770	397,163
5.000%, 11/1/52 Pool # SD8267	157,478	158,042
5.500%, 11/1/52 Pool # SD1859	183,201	188,137
4.500%, 12/1/52 Pool # SD1921	278,757	275,258
5.000%, 12/1/52 Pool # SD8276	198,690	199,199
5.000%, 1/1/53 Pool # SD8288	171,884	172,316

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Core Bond Fund Portfolio of Investments - concluded

	Par Value	Value (Note 2, 3)
5.000%, 2/1/53 Pool # SD8299	$445,560	$446,789
5.500%, 2/1/53 Pool # SD2172	236,981	243,527
5.000%, 5/1/53 Pool # SD2875	319,050	323,058
6.000%, 9/1/53 Pool # SD3739	536,045	556,133
5.500%, 2/1/54 Pool # SD4901	83,809	85,566
		8,896,396
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	5,873	6,070
6.500%, 4/20/31 Pool # 3068	6,366	6,646
		12,716

Total Mortgage Backed Securities (Cost $23,433,044)		22,938,283

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.0%
U.S. Treasury Bonds - 10.3%
6.625%, 2/15/27	500,000	517,969
4.500%, 5/15/38	750,000	766,260
3.750%, 8/15/41	750,000	678,310
4.625%, 5/15/44	565,000	556,724
3.000%, 5/15/45	750,000	579,521
2.500%, 5/15/46	500,000	348,262
3.375%, 11/15/48	500,000	397,266
1.250%, 5/15/50	600,000	288,726
1.875%, 2/15/51	500,000	280,801
4.125%, 8/15/53	300,000	266,730
4.250%, 8/15/54	750,000	681,094
		5,361,663
U.S. Treasury Notes - 5.7%
4.625%, 6/15/27	300,000	304,817
3.875%, 11/30/29	300,000	302,707
4.000%, 7/31/30	570,000	577,726
4.250%, 6/30/31	175,000	179,163
4.000%, 2/15/34	750,000	749,033
4.375%, 5/15/34	800,000	819,063
		2,932,509

Total U.S. Government and Agency Obligations (Cost $9,073,858)		8,294,172

	Shares
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 3.740%	840,093	840,093

Total Short-Term Investments (Cost $840,093)		840,093
TOTAL INVESTMENTS - 99.4% (Cost $53,926,882**)		51,463,635

NET OTHER ASSETS AND LIABILITIES - 0.6%		329,630

TOTAL NET ASSETS - 100.0%		$51,793,265

**	Aggregate cost for Federal tax purposes was $53,947,799.

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.

(B)	Floating rate or variable rate note. Rate shown is as of December 31, 2025.

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at December 31, 2025.

(D)	Stepped rate security. Rate shown is as of December 31, 2025.

(E)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(F)	7-day yield.

BDC	Business Development Company.

CMT	Constant Maturity Treasury.

DAC	Designated Activity Company.

FREMF	Freddie Mac Multifamily Securities.

IO	Interest Only.

LLC	Limited Liability Corporation.

LP	Limited Partnership.

PLC	Public Limited Company.

REMIC	Real Estate Mortgage Investment Conduit.

REIT	Real Estate Investment Trust.

SOFR	Secured Overnight Financing Rate.

USD	United States Dollar.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Large Cap Value Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
COMMON STOCKS - 98.9%
Consumer Discretionary - 9.7%
Home Depot, Inc.	14,450	$4,972,245
Lowe's Cos., Inc.	17,700	4,268,532
McDonald’s Corp.	13,000	3,973,190
NIKE, Inc., Class B	37,069	2,361,666
		15,575,633
Consumer Staples - 7.7%
Colgate-Palmolive Co.	30,800	2,433,816
Hershey Co.	14,700	2,675,106
PepsiCo, Inc.	22,600	3,243,552
Procter & Gamble Co.	28,075	4,023,428
		12,375,902
Energy - 10.8%
Chevron Corp.	42,900	6,538,389
EOG Resources, Inc.	39,500	4,147,895
Exxon Mobil Corp.	55,700	6,702,938
		17,389,222
Financials - 19.3%
Bank of America Corp.	89,800	4,939,000
Blackrock, Inc.	5,600	5,993,904
CME Group, Inc.	23,650	6,458,342
JPMorgan Chase & Co.	14,550	4,688,301
Marsh & McLennan Cos., Inc.	14,800	2,745,696
Morgan Stanley	34,719	6,163,664
		30,988,907
Health Care - 15.5%
Abbott Laboratories	36,800	4,610,672
AbbVie, Inc.	21,300	4,866,837
Elevance Health, Inc.	7,100	2,488,905
Johnson & Johnson	37,500	7,760,625
Medtronic PLC	54,283	5,214,425
		24,941,464
Industrials - 19.2%
Automatic Data Processing, Inc.	17,800	4,578,694
Cummins, Inc.	5,000	2,552,250
Deere & Co.	3,300	1,536,381
Fastenal Co.	88,400	3,547,492
Honeywell International, Inc.	29,350	5,725,892
Illinois Tool Works, Inc.	18,700	4,605,810
Rockwell Automation, Inc.	8,100	3,151,467
Union Pacific Corp.	22,000	5,089,040
		30,787,026
Information Technology - 11.0%
Analog Devices, Inc.	15,000	4,068,000
QUALCOMM, Inc.	23,900	4,088,095
TE Connectivity PLC	21,200	4,823,212
Texas Instruments, Inc.	26,519	4,600,781
		17,580,088
Materials - 1.7%
Air Products & Chemicals, Inc.	10,934	2,700,917
	Shares	Value (Note 2, 3)
Utilities - 4.0%
NextEra Energy, Inc.	80,500	$6,462,540

Total Common Stocks
(Cost $121,392,614)		158,801,699

SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.740%	1,755,387	1,755,387

Total Short-Term Investments
(Cost $1,755,387)		1,755,387
TOTAL INVESTMENTS - 100.0%
(Cost $123,148,001**)		160,557,086

NET OTHER ASSETS AND LIABILITIES - 0.0%		44,639

TOTAL NET ASSETS - 100.0%		$160,601,725

**	Aggregate cost for Federal tax purposes was $123,195,960.

(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Large Cap Growth Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
COMMON STOCKS - 96.3%
Communication Services - 9.0%
Alphabet, Inc., Class C	48,520	$15,225,576

Consumer Discretionary - 15.8%
Airbnb, Inc., Class A*	33,809	4,588,558
Amazon.com, Inc.*	39,798	9,186,174
Lowe's Cos., Inc.	25,002	6,029,482
Starbucks Corp.	34,185	2,878,719
TJX Cos., Inc.	27,289	4,191,863
		26,874,796
Financials - 23.3%
Arch Capital Group Ltd.*	108,725	10,428,902
Brookfield Corp.	126,345	5,797,972
Charles Schwab Corp.	47,043	4,700,066
Marsh & McLennan Cos., Inc.	19,076	3,538,980
MSCI, Inc.	6,015	3,450,986
Progressive Corp.	23,887	5,439,548
Visa, Inc., Class A	18,071	6,337,680
		39,694,134
Health Care - 8.3%
Agilent Technologies, Inc.	36,667	4,989,279
Alcon AG	27,423	2,161,206
Danaher Corp.	30,677	7,022,579
		14,173,064
Industrials - 20.1%
Copart, Inc.*	98,359	3,850,755
Deere & Co.	8,334	3,880,060
Ferguson Enterprises, Inc.	35,182	7,832,569
Honeywell International, Inc.	17,809	3,474,358
PACCAR, Inc.	66,985	7,335,527
Parker-Hannifin Corp.	8,853	7,781,433
		34,154,702
Information Technology - 19.8%
Accenture PLC, Class A	14,554	3,904,838
Analog Devices, Inc.	20,130	5,459,256
CDW Corp.	27,171	3,700,690
Gartner, Inc.*	17,317	4,368,733
Keysight Technologies, Inc.*	35,992	7,313,215
Texas Instruments, Inc.	38,759	6,724,299
Workday, Inc., Class A*	10,212	2,193,333
		33,664,364
Total Common Stocks
(Cost $86,577,171)		163,786,636
	Shares	Value (Note 2, 3)

SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.740%	6,126,773	$6,126,773

Total Short-Term Investments
(Cost $6,126,773)		6,126,773
TOTAL INVESTMENTS - 99.9%
(Cost $92,703,944**)		169,913,409

NET OTHER ASSETS AND LIABILITIES - 0.1%		106,463

TOTAL NET ASSETS - 100.0%		$170,019,872

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $92,766,700

(A)	7-day yield.

MSCI	Morgan Stanley Capital International.

PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Mid Cap Fund Portfolio of Investments

COMMON STOCKS - 94.5%	Shares	Value (Note 2, 3)
Communication Services - 4.8%
Liberty Broadband Corp., Class C*	35,626	$1,731,424
Liberty Media Corp.-Liberty Formula One,
Class C*	36,253	3,571,283
		5,302,707
Consumer Discretionary - 16.1%
Asbury Automotive Group, Inc.*	9,875	2,296,234
Floor & Decor Holdings, Inc., Class A*	43,724	2,662,354
Lithia Motors, Inc.	7,457	2,478,185
Ross Stores, Inc.	41,643	7,501,570
Thor Industries, Inc.	28,965	2,973,836
		17,912,179
Financials - 22.7%
Arch Capital Group Ltd.*	88,813	8,518,943
Brookfield Asset Management Ltd., Class A	49,846	2,611,432
Brown & Brown, Inc.	55,656	4,435,783
Cullen/Frost Bankers, Inc.	9,934	1,257,942
Glacier Bancorp, Inc.	27,133	1,195,209
Kinsale Capital Group, Inc.	4,274	1,671,647
Moelis & Co., Class A	31,915	2,193,837
W.R. Berkley Corp.	47,473	3,328,807
		25,213,600
Health Care - 11.7%
Bio-Techne Corp.	33,268	1,956,491
Labcorp Holdings, Inc.	14,420	3,617,690
Medpace Holdings, Inc.*	7,620	4,279,773
Waters Corp.*	8,099	3,076,243
		12,930,197
Industrials - 18.4%
A.O. Smith Corp.	33,998	2,273,786
Carlisle Cos., Inc.	13,038	4,170,335
Copart, Inc.*	85,026	3,328,768
Expeditors International of Washington, Inc.	14,001	2,086,289
Graco, Inc.	13,048	1,069,544
MSA Safety, Inc.	17,490	2,800,849
PACCAR, Inc.	42,931	4,701,374
		20,430,945
Information Technology - 20.8%
Amphenol Corp., Class A	36,677	4,956,530
Arista Networks, Inc.*	14,917	1,954,575
CDW Corp.	26,395	3,594,999
Gartner, Inc.*	14,395	3,631,571
MKS, Inc.	25,640	4,097,272
ServiceTitan, Inc., Class A*	17,859	1,901,983
Teledyne Technologies, Inc.*	5,839	2,982,152
		23,119,082
Total Common Stocks
(Cost $53,578,496)		104,908,710
	Shares	Value (Note 2, 3)

SHORT-TERM INVESTMENTS - 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.740%	6,483,353	$6,483,353

Total Short-Term Investments
(Cost $6,483,353)		6,483,353
TOTAL INVESTMENTS - 100.3%
(Cost $60,061,849**)		111,392,063

NET OTHER ASSETS AND LIABILITIES - (0.3%)		(309,788)

TOTAL NET ASSETS - 100.0%		$111,082,275

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $60,261,205.

(A)	7-day yield.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Madison Target Retirement 2020 Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 97.2%
Bond Funds - 77.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	8,709	$469,241
iShares 7-10 Year Treasury Bond ETF	18,537	1,782,518
iShares Aaa - A Rated Corporate Bond ETF	19,986	961,127
Janus Henderson Mortgage-Backed Securities ETF	55,629	2,541,689
Schwab Intermediate-Term U.S. Treasury ETF	65,582	1,644,796
State Street SPDR Portfolio Short Term
Treasury ETF	37,078	1,085,644
		8,485,015
Foreign Stock Funds - 5.8%
iShares MSCI Emerging Markets Asia ETF	1,676	157,577
iShares MSCI Eurozone ETF	1,221	78,266
JPMorgan International Research Enhanced Equity ETF	5,245	392,746
		628,589
Stock Funds - 14.1%
Distillate Small/Mid Cash Flow ETF	815	28,908
Distillate U.S. Fundamental Stability & Value ETF	3,974	234,069
Invesco S&P 500 Quality ETF	8,962	672,598
State Street SPDR Portfolio S&P 400 Mid Cap ETF	1,892	109,566
State Street SPDR S&P Bank ETF	2,190	132,911
Vanguard Information Technology ETF	344	259,300
VictoryShares Free Cash Flow ETF	2,837	111,721
		1,549,073
Total Exchange Traded Funds
(Cost $10,048,535)		10,662,677

SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.740%	305,327	305,327

Total Short-Term Investments
(Cost $305,327)		305,327
TOTAL INVESTMENTS - 100.0%
(Cost $10,353,862**)		10,968,004

NET OTHER ASSETS AND LIABILITIES - 0.0%		4,722

TOTAL NET ASSETS - 100.0%		$10,972,726

**	Aggregate cost for Federal tax purposes was $10,422,172.

(A)	7-day yield.

ETF	Exchange Traded Fund.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Madison Target Retirement 2030 Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 96.4%
Bond Funds - 59.6%
iShares 5-10 Year Investment Grade Corporate Bond ETF	65,608	$3,534,959
iShares 7-10 Year Treasury Bond ETF	69,968	6,728,123
iShares Aaa - A Rated Corporate Bond ETF	69,597	3,346,920
Janus Henderson Mortgage-Backed Securities ETF	207,039	9,459,612
Schwab Intermediate-Term U.S. Treasury ETF	214,277	5,374,067
State Street SPDR Portfolio Short Term Treasury ETF	134,999	3,952,771
		32,396,452
Foreign Stock Funds - 10.5%
iShares MSCI Emerging Markets Asia ETF	15,782	1,483,824
iShares MSCI Eurozone ETF	15,734	1,008,549
JPMorgan International Research Enhanced Equity ETF	34,099	2,553,333
Vanguard FTSE All-World ex-U.S. ETF	9,207	677,267
		5,722,973
Stock Funds - 26.3%
Distillate Small/Mid Cash Flow ETF	10,886	386,126
Distillate U.S. Fundamental Stability & Value ETF	43,379	2,555,023
Invesco S&P 500 Quality ETF	76,437	5,736,597
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13,659	790,993
State Street SPDR S&P Bank ETF	20,423	1,239,472
Vanguard Information Technology ETF	3,282	2,473,906
VictoryShares Free Cash Flow ETF	28,846	1,135,955
		14,318,072
Total Exchange Traded Funds
(Cost $47,495,975)		52,437,497

SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.740%	1,915,423	1,915,423

Total Short-Term Investments
(Cost $1,915,423)		1,915,423
TOTAL INVESTMENTS - 99.9%
(Cost $49,411,398**)		54,352,920

NET OTHER ASSETS AND LIABILITIES - 0.1%		41,788

TOTAL NET ASSETS - 100.0%		$54,394,708

**	Aggregate cost for Federal tax purposes was $49,909,273.

(A)	7-day yield.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Madison Target Retirement 2040 Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 96.4%
Bond Funds - 37.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	27,454	$1,479,222
iShares 7-10 Year Treasury Bond ETF	31,606	3,039,233
iShares Aaa - A Rated Corporate Bond ETF	42,048	2,022,088
Janus Henderson Mortgage-Backed Securities ETF	96,914	4,428,001
Schwab Intermediate-Term U.S. Treasury ETF	124,119	3,112,904
State Street SPDR Portfolio Short Term Treasury ETF	38,406	1,124,528
		15,205,976
Foreign Stock Funds - 17.0%
iShares MSCI Emerging Markets Asia ETF	21,059	1,979,967
iShares MSCI Eurozone ETF	20,374	1,305,973
JPMorgan BetaBuilders Japan ETF	3,747	246,965
JPMorgan International Research Enhanced Equity ETF	38,268	2,865,508
Vanguard FTSE All-World ex-U.S. ETF	6,940	510,507
		6,908,920
Stock Funds - 42.1%
Distillate Small/Mid Cash Flow ETF	9,370	332,354
Distillate U.S. Fundamental Stability & Value ETF	49,524	2,916,964
Invesco S&P 500 Quality ETF	88,165	6,616,783
State Street SPDR Portfolio S&P 400 Mid Cap ETF	17,287	1,001,090
State Street SPDR S&P Bank ETF	27,558	1,672,495
Vanguard Information Technology ETF	4,248	3,202,057
VictoryShares Free Cash Flow ETF	36,163	1,424,099
		17,165,842
Total Exchange Traded Funds
(Cost $33,960,218)		39,280,738

SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.740%	1,445,518	1,445,518

Total Short-Term Investments
(Cost $1,445,518)		1,445,518
TOTAL INVESTMENTS - 99.9%
(Cost $35,405,736**)		40,726,256

NET OTHER ASSETS AND LIABILITIES - 0.1%		37,529

TOTAL NET ASSETS - 100.0%		$40,763,785

**	Aggregate cost for Federal tax purposes was $35,693,732.

(A)	7-day yield.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Madison Target Retirement 2050 Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 95.6%
Bond Funds - 27.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	19,902	$1,072,320
iShares 7-10 Year Treasury Bond ETF	19,405	1,865,985
iShares Aaa - A Rated Corporate Bond ETF	23,021	1,107,080
Janus Henderson Mortgage-Backed Securities ETF	56,175	2,566,636
Schwab Intermediate-Term U.S. Treasury ETF	79,143	1,984,906
State Street SPDR Portfolio Short Term Treasury ETF	23,783	696,366
		9,293,293
Foreign Stock Funds - 19.7%
iShares MSCI Emerging Markets Asia ETF	21,165	1,989,933
iShares MSCI Eurozone ETF	18,992	1,217,387
JPMorgan BetaBuilders Japan ETF	3,896	256,786
JPMorgan International Research Enhanced Equity ETF	35,382	2,649,404
Vanguard FTSE All-World ex-U.S. ETF	9,284	682,931
		6,796,441
Stock Funds - 48.9%
Distillate Small/Mid Cash Flow ETF	13,545	480,441
Distillate U.S. Fundamental Stability & Value ETF	50,170	2,955,013
Invesco S&P 500 Quality ETF	81,999	6,154,025
State Street SPDR Portfolio S&P 400 Mid Cap ETF	17,069	988,466
State Street SPDR S&P Bank ETF	27,063	1,642,454
Vanguard Information Technology ETF	4,183	3,153,062
VictoryShares Free Cash Flow ETF	38,088	1,499,905
		16,873,366
Total Exchange Traded Funds
(Cost $27,901,197)		32,963,100

SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.740%	1,438,706	1,438,706

Total Short-Term Investments
(Cost $1,438,706)		1,438,706
TOTAL INVESTMENTS - 99.8%
(Cost $29,339,903**)		34,401,806

NET OTHER ASSETS AND LIABILITIES - 0.2%		65,263

TOTAL NET ASSETS - 100.0%		$34,467,069

**	Aggregate cost for Federal tax purposes was $29,635,236.

(A)	7-day yield.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Statements of Assets and Liabilities as of December 31, 2025

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Core Bond Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$24,690,232	$63,323,839	$31,766,237	$37,999,062	$51,463,635	$160,557,086	$169,913,409
Investments in affiliated securities, at fair value1‡	24,209,366	42,524,211	11,631,839	100,952,320	—	—	—
Cash	—	—	—	—	—	—	6,444
Receivables:
Fund shares sold	16,822	30,593	20,472	25,409	7,243	25,556	25,016
Dividends and Interest	—	—	—	82	357,261	151,601	238,773
Other Assets	—	—	—	206	—	—	—
Total Assets	48,916,420	105,878,643	43,418,548	138,977,079	51,828,139	160,734,243	170,183,642
Liabilities:
Payables:
Fund shares repurchased	—	429	136	29,125	3,069	35,470	31,101
Upon return of securities loaned	2,540,115	7,813,400	4,592,565	1,802,425	—	—	—
Advisory agreement fees	11,860	24,968	9,920	29,300	24,181	82,225	114,825
Audit fees	464	11,113	2,874	11,435	5,324	14,508	16,342
Distribution fees - Class II	1,591	1,717	109	3,574	2,300	315	1,502
Total Liabilities	2,554,030	7,851,627	4,605,604	1,875,859	34,874	132,518	163,770
Net assets applicable to outstanding capital stock	$46,362,390	$98,027,016	$38,812,944	$137,101,220	$51,793,265	$160,601,725	$170,019,872
Net assets consist of:
Paid-in capital	$49,091,539	$84,432,621	$31,413,188	$132,991,527	$60,947,620	$123,047,274	$89,786,254
Accumulated distributable earnings (loss)	(2,729,149)	13,594,395	7,399,756	4,109,693	(9,154,355)	37,554,451	80,233,618
Net Assets	$46,362,390	$98,027,016	$38,812,944	$137,101,220	$51,793,265	$160,601,725	$170,019,872

Class I Shares:
Net Assets	$38,885,291	$89,959,126	$38,297,003	$120,543,778	$41,028,515	$159,166,691	$162,949,125
Shares of beneficial interest outstanding	4,014,467	9,650,251	4,557,253	8,837,621	4,866,725	6,837,246	7,978,951
Net Asset Value and redemption price per share	$9.69	$9.32	$8.40	$13.64	$8.43	$23.28	$20.42

Class II Shares:
Net Assets	$7,477,099	$8,067,890	$515,941	$16,557,442	$10,764,750	$1,435,034	$7,070,747
Shares of beneficial interest outstanding	767,558	861,601	61,452	1,238,642	1,285,548	63,047	363,193
Net Asset Value and redemption price per share	$9.74	$9.36	$8.40	$13.37	$8.37	$22.76	$19.47

† Cost of Investments in unaffiliated securities	$21,665,870	$53,723,584	$26,659,750	$37,050,602	$53,926,882	$123,148,001	$92,703,944
‡ Cost of investments in affiliated securities[1]	$24,391,946	$38,820,541	$9,392,261	$97,639,431	$—	$—	$—
§ Fair Value of securities on loan	$2,470,630	$7,640,652	$4,460,895	$1,830,543	$—	$—	$—

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Statements of Assets and Liabilities as of December 31, 2025 - concluded

	Mid Cap Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Assets:
Investments in unaffiliated securities, at fair value†	$111,392,063	$10,968,004	$54,352,920	$40,726,256	$34,401,806
Receivables:
Fund shares sold	5,338	7,514	55,577	47,886	73,975
Dividends and Interest	69,273	—	—	—	—
Other Assets	37,005	—	—	—	—
Total Assets	111,503,679	10,975,518	54,408,497	40,774,142	34,475,781
Liabilities:
Payables:
Fund shares repurchased	317,131	—	—	—	—
Advisory agreement fees	84,407	2,327	11,491	8,631	7,260
Audit fees	16,190	—	—	—	—
Administrative service agreement fees	—	465	2,298	1,726	1,452
Distribution fees - Class II	661	—	—	—	—
Due to custodian	3,015	—	—	—	—
Total Liabilities	421,404	2,792	13,789	10,357	8,712
Net assets applicable to outstanding capital stock	$111,082,275	$10,972,726	$54,394,708	$40,763,785	$34,467,069
Net assets consist of:
Paid-in capital	$59,844,746	$13,269,414	$52,312,223	$35,924,715	$29,588,028
Accumulated distributable earnings (loss)	51,237,529	(2,296,688)	2,082,485	4,839,070	4,879,041
Net Assets	$111,082,275	$10,972,726	$54,394,708	$40,763,785	$34,467,069

Class I Shares:
Net Assets	$107,971,131	$10,972,726	$54,394,708	$40,763,785	$34,467,069
Shares of beneficial interest outstanding	8,106,995	1,638,340	7,079,557	5,468,909	2,604,691
Net Asset Value and redemption price per share	$13.32	$6.70	$7.68	$7.45	$13.23

Class II Shares:
Net Assets	$3,111,144
Shares of beneficial interest outstanding	258,572
Net Asset Value and redemption price per share	$12.03

† Cost of Investments in unaffiliated securities	$60,061,849	$10,353,862	$49,411,398	$35,405,736	$29,339,903

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Statements of Operations for the Year Ended December 31, 2025

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Core Bond Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Interest	$56,037	$144,022	$63,613	$39,485	$2,492,625	$108,458	$208,160
Dividends
Unaffiliated issuers	673,714	1,396,990	563,668	1,736,912	852	4,330,686	2,009,274
Affiliated issuers[1]	797,266	1,173,541	261,855	5,028,927	—	—	—
Less: Foreign taxes withheld/reclaimed	—	—	—	1,596	—	—	(2,360)
Income from securities lending	10,818	27,877	12,220	34,945	1,023	—	6,108
Total Investment Income	1,537,835	2,742,430	901,356	6,841,865	2,494,500	4,439,144	2,221,182
Expenses:[2]
Advisory agreement fees	141,391	305,894	121,689	359,327	319,351	1,018,096	1,460,793
Trustee fees	2,822	6,084	2,336	8,455	3,938	10,729	12,085
Audit fees	8,112	17,432	6,714	24,310	11,320	30,840	34,738
Distribution fees - Class II	19,510	20,667	1,216	44,906	28,430	4,036	19,493
Total Expenses	171,835	350,077	131,955	436,998	363,039	1,063,701	1,527,109
Net Investment Income (loss)	1,366,000	2,392,353	769,401	6,404,867	2,131,461	3,375,443	694,073
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	256,275	999,540	463,954	510,365	(924,839)	9,274,212	25,810,530
Affiliated issuers[1]	61,422	1,803,784	624,694	(1,000,592)	—	—	—
Capital gain distributions received from underlying funds
Unaffiliated issuers	5,297	15,584	10,923	—	—	—	—
Affiliated issuers	194,890	791,478	345,249	79,658	—	—	—
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	1,965,895	5,934,683	3,251,859	576,537	2,801,998	1,220,135	(20,867,262)
Affiliated issuers[1]	475,676	(1,354,437)	(646,574)	3,170,638	—	—	—
Net Realized and Unrealized Gain on Investments	2,959,455	8,190,632	4,050,105	3,336,606	1,877,159	10,494,347	4,943,268
Net Increase in Net Assets from Operations	$4,325,455	$10,582,985	$4,819,506	$9,741,473	$4,008,620	$13,869,790	$5,637,341

1See Note 10 for information on affiliated issuers.

2See Note 4 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Statements of Operations for the Year Ended December 31, 2025 - concluded

	Mid Cap Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Investment Income:
Interest	$215,153	$11,983	$64,982	$58,007	$54,400
Dividends
Unaffiliated issuers	1,193,630	419,934	1,689,315	1,115,576	870,010
Less: Foreign taxes withheld/reclaimed	(15,073)	—	—	—	—
Income from securities lending	1,959	—	—	—	—
Total Investment Income	1,395,669	431,917	1,754,297	1,173,583	924,410
Expenses:[1]
Advisory agreement fees	1,127,956	28,164	127,605	102,159	89,021
Administrative services agreement fees	—	5,633	25,521	20,432	17,804
Trustee fees	8,552	828	3,114	2,481	2,163
Audit fees	24,589	—	—	—	—
Distribution fees - Class II	8,628	—	—	—	—
Other expenses	—	235	1,134	881	783
Total Expenses	1,169,725	34,860	157,374	125,953	109,771
Net Investment Income (loss)	225,944	397,057	1,596,923	1,047,630	814,639
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	20,725,478	174,504	1,384,225	1,410,941	1,774,509
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(19,730,497)	376,626	2,072,719	2,299,008	1,751,108
Net Realized and Unrealized Gain on Investments	994,981	551,130	3,456,944	3,709,949	3,525,617
Net Increase in Net Assets from Operations	$1,220,925	$948,187	$5,053,867	$4,757,579	$4,340,256

1See Note 4 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024	2025	2024
Net Assets at beginning of period	$48,543,182	$111,074,178	$107,456,391	$113,197,461	$40,904,435	$38,914,936
Increase (decrease) in net assets from operations:
Net investment income	1,366,000	1,971,711	2,392,353	2,839,399	769,401	916,417
Net realized gain (loss)	517,884	1,428,929	3,610,386	5,528,818	1,444,820	2,228,660
Net change in unrealized appreciation (depreciation)	2,441,571	(1,063,447)	4,580,246	(333,110)	2,605,285	353,775
Net increase (decrease) in net assets from operations	4,325,455	2,337,193	10,582,985	8,035,107	4,819,506	3,498,852
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(1,234,652)	(1,744,278)	(6,274,232)	(4,489,967)	(2,727,822)	(2,218,430)
Class II	(218,319)	(334,778)	(537,083)	(378,546)	(34,487)	(24,491)
Total distributions	(1,452,971)	(2,079,056)	(6,811,315)	(4,868,513)	(2,762,309)	(2,242,921)
Capital Stock transactions:
Class I Shares:
Shares sold	3,499,471	3,383,063	4,769,039	6,933,880	4,189,275	4,219,658
Issued to shareholders in reinvestment of distributions	1,234,652	1,744,278	6,274,232	4,489,967	2,727,822	2,218,430
Shares redeemed	(8,641,310)	(65,894,219)	(23,359,605)	(18,719,800)	(11,092,370)	(5,682,570)
Net increase (decrease) from capital stock transactions	(3,907,187)	(60,766,878)	(12,316,334)	(7,295,953)	(4,175,273)	755,518
Class II Shares:
Shares sold	6,811	56,708	268,487	186,263	3,639	16,223
Issued to shareholders in reinvestment of distributions	218,319	334,778	537,083	378,546	34,487	24,491
Shares redeemed	(1,371,219)	(2,413,741)	(1,690,281)	(2,176,520)	(11,541)	(62,664)
Net increase (decrease) from capital stock transactions	(1,146,089)	(2,022,255)	(884,711)	(1,611,711)	26,585	(21,950)
Total increase (decrease) from capital stock transactions	(5,053,276)	(62,789,133)	(13,201,045)	(8,907,664)	(4,148,688)	733,568
Total increase (decrease) in net assets	(2,180,792)	(62,530,996)	(9,429,375)	(5,741,070)	(2,091,491)	1,989,499
Net Assets at end of period	$46,362,390	$48,543,182	$98,027,016	$107,456,391	$38,812,944	$40,904,435
Capital Share transactions:
Class I Shares:
Shares sold	370,429	361,477	516,329	763,359	510,161	512,729
Issued to shareholders in reinvestment of distributions	127,599	190,643	671,959	497,787	324,789	276,419
Shares redeemed	(913,862)	(7,256,887)	(2,519,954)	(2,027,786)	(1,328,123)	(689,419)
Net increase (decrease) from capital share transactions	(415,834)	(6,704,767)	(1,331,666)	(766,640)	(493,173)	99,729
Class II Shares:
Shares sold	704	6,113	29,325	20,064	432	1,958
Issued to shareholders in reinvestment of distributions	22,419	36,394	57,254	41,810	4,106	3,056
Shares redeemed	(143,713)	(257,135)	(181,489)	(234,087)	(1,372)	(7,535)
Net increase (decrease) from capital share transactions	(120,590)	(214,628)	(94,910)	(172,213)	3,166	(2,521)

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Statements of Changes in Net Assets - continued

	Diversified Income Fund		Core Bond Fund		Large Cap Value Fund
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024	2025	2024
Net Assets at beginning of period	$150,344,792	$172,144,683	$65,265,261	$74,971,185	$178,530,894	$187,890,218
Increase (decrease) in net assets from operations:
Net investment income	6,404,867	9,932,248	2,131,461	2,427,512	3,375,443	4,129,178
Net realized gain (loss)	(410,569)	2,011,641	(924,839)	(1,443,887)	9,274,212	3,211,076
Net change in unrealized appreciation (depreciation)	3,747,175	(3,883,159)	2,801,998	(111,466)	1,220,135	6,719,032
Net increase (decrease) in net assets from operations	9,741,473	8,060,730	4,008,620	872,159	13,869,790	14,059,286
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(7,169,984)	(11,871,448)	(1,872,470)	(1,995,876)	(13,205,478)	(8,870,244)
Class II	(967,770)	(1,714,884)	(462,966)	(421,072)	(121,727)	(89,488)
Total distributions	(8,137,754)	(13,586,332)	(2,335,436)	(2,416,948)	(13,327,205)	(8,959,732)
Capital Stock transactions:
Class I Shares:
Shares sold	1,747,687	2,037,897	2,563,000	2,805,757	2,444,529	2,496,858
Issued to shareholders in reinvestment of distributions	7,169,984	11,871,448	1,872,470	1,995,876	13,205,478	8,870,244
Shares redeemed	(20,953,278)	(28,122,240)	(18,118,246)	(11,819,646)	(33,727,977)	(25,586,445)
Net decrease from capital stock transactions	(12,035,607)	(14,212,895)	(13,682,776)	(7,018,013)	(18,077,970)	(14,219,343)
Class II Shares:
Shares sold	346,453	265,438	151,120	147,116	114,786	15,647
Issued to shareholders in reinvestment of distributions	967,770	1,714,884	462,966	421,072	121,727	89,488
Shares redeemed	(4,125,907)	(4,041,716)	(2,076,490)	(1,711,310)	(630,297)	(344,670)
Net decrease from capital stock transactions	(2,811,684)	(2,061,394)	(1,462,404)	(1,143,122)	(393,784)	(239,535)
Total decrease from capital stock transactions	(14,847,291)	(16,274,289)	(15,145,180)	(8,161,135)	(18,471,754)	(14,458,878)
Total decrease in net assets	(13,243,572)	(21,799,891)	(13,471,996)	(9,705,924)	(17,929,169)	(9,359,324)
Net Assets at end of period	$137,101,220	$150,344,792	$51,793,265	$65,265,261	$160,601,725	$178,530,894
Capital Share transactions:
Class I Shares:
Shares sold	126,592	143,005	301,925	331,685	100,670	107,274
Issued to shareholders in reinvestment of distributions	523,619	871,603	222,279	241,610	564,623	386,140
Shares redeemed	(1,512,957)	(1,975,340)	(2,142,849)	(1,414,000)	(1,390,935)	(1,093,316)
Net decrease from capital share transactions	(862,746)	(960,732)	(1,618,645)	(840,705)	(725,642)	(599,902)
Class II Shares:
Shares sold	25,632	19,265	18,087	17,790	4,720	702
Issued to shareholders in reinvestment of distributions	72,102	128,311	55,326	51,321	5,325	3,975
Shares redeemed	(304,015)	(288,936)	(246,707)	(204,342)	(26,670)	(15,040)
Net decrease from capital share transactions	(206,281)	(141,360)	(173,294)	(135,231)	(16,625)	(10,363)

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Statements of Changes in Net Assets - continued

	Large Cap Growth Fund		Mid Cap Fund		Madison Target Retirement 2020 Fund
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024	2025	2024
Net Assets at beginning of period	$200,341,889	$198,875,493	$141,923,374	$153,760,056	$13,714,523	$15,409,894
Increase (decrease) in net assets from operations:
Net investment income	694,073	1,263,242	225,944	985,812	397,057	504,497
Net realized gain (loss)	25,810,530	15,738,402	20,725,478	24,948,718	174,504	173,565
Net change in unrealized appreciation (depreciation)	(20,867,262)	13,971,994	(19,730,497)	(10,178,967)	376,626	(173,175)
Net increase (decrease) in net assets from operations	5,637,341	30,973,638	1,220,925	15,755,563	948,187	504,887
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(23,492,946)	(16,379,149)	(26,745,155)	(24,305,650)	(432,202)	(480,656)
Class II	(1,056,734)	(766,810)	(825,695)	(718,562)	—	—
Total distributions	(24,549,680)	(17,145,959)	(27,570,850)	(25,024,212)	(432,202)	(480,656)
Capital Stock transactions:
Class I Shares:
Shares sold	2,401,869	3,079,481	2,001,504	2,298,541	1,678,171	1,448,155
Issued to shareholders in reinvestment of distributions	23,492,946	16,379,149	26,745,154	24,305,650	432,202	480,656
Shares redeemed	(36,515,468)	(30,051,555)	(33,313,996)	(28,702,782)	(5,368,155)	(3,648,413)
Net decrease from capital stock transactions	(10,620,653)	(10,592,925)	(4,567,338)	(2,098,591)	(3,257,782)	(1,719,602)
Class II Shares:
Shares sold	38,084	27,170	32,591	21,147	—	—
Issued to shareholders in reinvestment of distributions	1,056,734	766,810	825,695	718,562	—	—
Shares redeemed	(1,883,843)	(2,562,338)	(782,122)	(1,209,151)	—	—
Net increase (decrease) from capital stock transactions	(789,025)	(1,768,358)	76,164	(469,442)	—	—
Total decrease from capital stock transactions	(11,409,678)	(12,361,283)	(4,491,174)	(2,568,033)	(3,257,782)	(1,719,602)
Total increase (decrease) in net assets	(30,322,017)	1,466,396	(30,841,099)	(11,836,682)	(2,741,797)	(1,695,371)
Net Assets at end of period	$170,019,872	$200,341,889	$111,082,275	$141,923,374	$10,972,726	$13,714,523
Capital Share transactions:
Class I Shares:
Shares sold	103,899	129,936	121,337	119,025	253,800	221,229
Issued to shareholders in reinvestment of distributions	1,143,116	713,000	1,921,367	1,403,146	64,632	75,285
Shares redeemed	(1,586,624)	(1,266,148)	(2,048,398)	(1,487,237)	(823,404)	(557,946)
Net increase (decrease) from capital share transactions	(339,609)	(423,212)	(5,694)	34,934	(504,972)	(261,432)
Class II Shares:
Shares sold	1,692	1,226	2,136	1,155
Issued to shareholders in reinvestment of distributions	53,949	34,743	65,576	44,671
Shares redeemed	(85,828)	(112,943)	(52,209)	(66,662)
Net increase (decrease) from capital share transactions	(30,187)	(76,974)	15,503	(20,836)

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Statements of Changes in Net Assets - concluded

	Madison Target Retirement 2030 Fund		Madison Target Retirement 2040 Fund		Madison Target Retirement 2050 Fund
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024	2025	2024

Net Assets at beginning of period	$51,648,653	$55,774,944	$41,179,759	$38,064,139	$35,846,052	$32,365,350
Increase (decrease) in net assets from operations:
Net investment income	1,596,923	1,612,348	1,047,630	999,615	814,639	779,504
Net realized gain (loss)	1,384,225	1,007,885	1,410,941	1,018,491	1,774,509	814,813
Net change in unrealized appreciation (depreciation)	2,072,719	370,646	2,299,008	928,740	1,751,108	1,339,762
Net increase (decrease) in net assets from operations	5,053,867	2,990,879	4,757,579	2,946,846	4,340,256	2,934,079
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(1,668,845)	(1,443,378)	(1,050,255)	(878,819)	(1,171,617)	(676,688)
Total distributions	(1,668,845)	(1,443,378)	(1,050,255)	(878,819)	(1,171,617)	(676,688)
Capital Stock transactions:
Class I Shares:
Shares sold	7,230,490	6,187,726	6,470,907	7,662,200	6,160,075	5,611,645
Issued to shareholders in reinvestment of distributions	1,668,845	1,443,378	1,050,255	878,819	1,171,617	676,688
Shares redeemed	(9,538,302)	(13,304,896)	(11,644,460)	(7,493,426)	(11,879,314)	(5,065,022)
Total increase (decrease) from capital stock transactions	(638,967)	(5,673,792)	(4,123,298)	1,047,593	(4,547,622)	1,223,311
Total increase (decrease) in net assets	2,746,055	(4,126,291)	(415,974)	3,115,620	(1,378,983)	3,480,702
Net Assets at end of period	$54,394,708	$51,648,653	$40,763,785	$41,179,759	$34,467,069	$35,846,052
Capital Share transactions:
Class I Shares:
Shares sold	960,405	857,453	909,604	1,126,403	482,613	468,469
Issued to shareholders in reinvestment of distributions	217,840	201,491	141,620	129,385	88,819	56,031
Shares redeemed	(1,286,905)	(1,827,812)	(1,627,330)	(1,103,747)	(926,376)	(423,104)
Net increase (decrease) from capital share transactions	(108,660)	(768,868)	(576,106)	152,041	(354,944)	101,396

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$9.12	$9.07	$8.61	$10.40	$10.33
Income from Investment Operations:
Net investment income	0.28 [1]	0.27 [1]	0.26	0.18	0.23
Net realized and unrealized gain (loss) on investments	0.60	0.19	0.46	(1.54)	0.15
Total from investment operations	0.88	0.46	0.72	(1.36)	0.38
Less Distributions From:
Net investment income	(0.31)	(0.41)	(0.26)	(0.18)	(0.21)
Capital gains	—	—	—	(0.25)	(0.10)
Total distributions	(0.31)	(0.41)	(0.26)	(0.43)	(0.31)
Net increase (decrease) in net asset value	0.57	0.05	0.46	(1.79)	0.07
Net Asset Value at end of period	$9.69	$9.12	$9.07	$8.61	$10.40
Total Return (%)[2]	9.67	4.99	8.33	(13.17)	3.59
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,885	$40,399	$101,017	$102,727	$134,456
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	0.32	0.32	0.33	0.32
After waiver of expenses by Adviser (%)	0.32	0.32	0.32	0.29	0.22
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	2.94	2.88	2.77	1.70	1.94
After reimbursement of expenses by Advisor (%)	2.94	2.88	2.77	1.74	2.04
Portfolio turnover (%)[3]	28	48	49	64	50

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$9.17	$9.12	$8.65	$10.42	$10.36
Income from Investment Operations:
Net investment income	0.26 [1]	0.27 [1]	0.21	0.13	0.19
Net realized and unrealized gain (loss) on investments	0.60	0.16	0.48	(1.51)	0.15
Total from investment operations	0.86	0.43	0.69	(1.38)	0.34
Less Distributions From:
Net investment income	(0.29)	(0.38)	(0.22)	(0.14)	(0.18)
Capital gains	—	—	—	(0.25)	(0.10)
Total distributions	(0.29)	(0.38)	(0.22)	(0.39)	(0.28)
Net increase (decrease) in net asset value	0.57	0.05	0.47	(1.77)	0.06
Net Asset Value at end of period	$9.74	$9.17	$9.12	$8.65	$10.42
Total Return (%)[2]	9.40	4.74	8.06	(13.38)	3.33
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,477	$8,144	$10,057	$12,679	$17,373
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	0.57	0.57	0.58	0.57
After waiver of expenses by Adviser (%)	0.57	0.57	0.57	0.54	0.47
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	2.68	2.91	2.46	1.44	1.69
After reimbursement of expenses by Advisor (%)	2.68	2.91	2.46	1.48	1.79
Portfolio turnover (%)[3]	28	48	49	64	50

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MODERATE ALLOCATION FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$9.00	$8.79	$8.13	$10.29	$10.09
Income from Investment Operations:
Net investment income	0.22 [1]	0.24 [1]	0.22	0.15	0.28
Net realized and unrealized gain (loss) on investments	0.77	0.40	0.67	(1.53)	0.46
Total from investment operations	0.99	0.64	0.89	(1.38)	0.74
Less Distributions From:
Net investment income	(0.25)	(0.25)	(0.22)	(0.16)	(0.26)
Capital gains	(0.42)	(0.18)	(0.01)	(0.62)	(0.28)
Total distributions	(0.67)	(0.43)	(0.23)	(0.78)	(0.54)
Net increase (decrease) in net asset value	0.32	0.21	0.66	(2.16)	0.20
Net Asset Value at end of period	$9.32	$9.00	$8.79	$8.13	$10.29
Total Return (%)[2]	11.17	7.34	10.82	(13.54)	7.40
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$89,959	$98,814	$103,239	$107,664	$146,647
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	0.32	0.32	0.33	0.32
After waiver of expenses by Adviser (%)	0.32	0.32	0.32	0.29	0.22
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	2.37	2.57	2.38	1.54	2.27
After reimbursement of expenses by Advisor (%)	2.37	2.57	2.38	1.58	2.37
Portfolio turnover (%)[3]	32	50	57	64	59

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$9.04	$8.82	$8.16	$10.31	$10.10
Income from Investment Operations:
Net investment income	0.20 [1]	0.21 [1]	0.13	0.09	0.21
Net realized and unrealized gain (loss) on investments	0.77	0.42	0.73	(1.49)	0.51
Total from investment operations	0.97	0.63	0.86	(1.40)	0.72
Less Distributions From:
Net investment income	(0.23)	(0.23)	(0.19)	(0.13)	(0.23)
Capital gains	(0.42)	(0.18)	(0.01)	(0.62)	(0.28)
Total distributions	(0.65)	(0.41)	(0.20)	(0.75)	(0.51)
Net increase (decrease) in net asset value	0.32	0.22	0.66	(2.15)	0.21
Net Asset Value at end of period	$9.36	$9.04	$8.82	$8.16	$10.31
Total Return (%)[2]	10.89	7.07	10.54	(13.76)	7.13
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$8,068	$8,643	$9,958	$11,241	$16,166
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	0.57	0.57	0.58	0.57
After waiver of expenses by Adviser (%)	0.57	0.57	0.57	0.54	0.47
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	2.12	2.27	2.11	1.28	2.07
After reimbursement of expenses by Advisor (%)	2.12	2.27	2.11	1.32	2.17
Portfolio turnover (%)[3]	32	50	57	64	59

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

AGGRESSIVE ALLOCATION FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$8.01	$7.77	$7.04	$9.08	$8.76
Income from Investment Operations:
Net investment income	0.16 [1]	0.19 [1]	0.18	0.13	0.28
Net realized and unrealized gain (loss) on investments	0.84	0.51	0.73	(1.39)	0.61
Total from investment operations	1.00	0.70	0.91	(1.26)	0.89
Less Distributions From:
Net investment income	(0.18)	(0.19)	(0.18)	(0.14)	(0.26)
Capital gains	(0.43)	(0.27)	(0.00)[2]	(0.64)	(0.31)
Total distributions	(0.61)	(0.46)	(0.18)	(0.78)	(0.57)
Net increase (decrease) in net asset value	0.39	0.24	0.73	(2.04)	0.32
Net Asset Value at end of period	$8.40	$8.01	$7.77	$7.04	$9.08
Total Return (%)[3]	12.73	9.08	12.88	(14.35)	10.18
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,297	$40,438	$38,443	$39,149	$52,574
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	0.33	0.32	0.33	0.32
After waiver of expenses by Adviser (%)	0.32	0.33	0.32	0.29	0.22
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	1.90	2.25	2.14	1.46	2.64
After reimbursement of expenses by Advisor (%)	1.90	2.25	2.14	1.50	2.74
Portfolio turnover (%)[4]	34	60	64	70	71

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$8.00	$7.76	$7.02	$9.06	$8.74
Income from Investment Operations:
Net investment income	0.14 [1]	0.16 [1]	0.14	0.10	0.22
Net realized and unrealized gain (loss) on investments	0.85	0.52	0.75	(1.39)	0.64
Total from investment operations	0.99	0.68	0.89	(1.29)	0.86
Less Distributions From:
Net investment income	(0.16)	(0.17)	(0.15)	(0.11)	(0.23)
Capital gains	(0.43)	(0.27)	(0.00)[2]	(0.64)	(0.31)
Total distributions	(0.59)	(0.44)	(0.15)	(0.75)	(0.54)
Net increase (decrease) in net asset value	0.40	0.24	0.74	(2.04)	0.32
Net Asset Value at end of period	$8.40	$8.00	$7.76	$7.02	$9.06
Total Return (%)[3]	12.45	8.81	12.60	(14.57)	9.90
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$516	$466	$472	$614	$799
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	0.58	0.57	0.58	0.57
After waiver of expenses by Adviser (%)	0.57	0.58	0.57	0.54	0.47
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	1.71	1.95	1.84	1.23	2.32
After reimbursement of expenses by Advisor (%)	1.71	1.95	1.84	1.27	2.42
Portfolio turnover (%)[4]	34	60	64	70	71

1Per share amounts have been calculated using the average shares method.

2Amounts represent less than $(0.005) per share.

3These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

DIVERSIFIED INCOME FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$13.52	$14.09	$16.09	$19.65	$19.47
Income from Investment Operations:
Net investment income	0.62 [1]	0.89 [1]	0.45	0.41	0.36
Net realized and unrealized gain (loss) on investments	0.33	(0.17)	0.14	(1.89)	2.53
Total from investment operations	0.95	0.72	0.59	(1.48)	2.89
Less Distributions From:
Net investment income	(0.82)	(0.89)	(0.44)	(0.41)	(0.39)
Capital gains	(0.01)	(0.40)	(2.15)	(1.67)	(2.32)
Total distributions	(0.83)	(1.29)	(2.59)	(2.08)	(2.71)
Net increase (decrease) in net asset value	0.12	(0.57)	(2.00)	(3.56)	0.18
Net Asset Value at end of period	$13.64	$13.52	$14.09	$16.09	$19.65
Total Return (%)[2]	7.08	5.24	3.77	(7.64)	14.92
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$120,544	$131,174	$150,186	$166,136	$200,806
Ratios of expenses to average net assets (%)	0.27	0.27	0.54	0.73	0.72
Ratio of net investment income to average net assets (%)	4.49	6.22	2.72	2.18	1.64
Portfolio turnover (%)[3]	20	11	118	32	34

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$13.27	$13.84	$15.85	$19.39	$19.27
Income from Investment Operations:
Net investment income	0.57 [1]	0.84 [1]	0.42	0.37	0.32
Net realized and unrealized gain (loss) on investments	0.33	(0.16)	0.12	(1.88)	2.48
Total from investment operations	0.90	0.68	0.54	(1.51)	2.80
Less Distributions From:
Net investment income	(0.79)	(0.85)	(0.40)	(0.36)	(0.36)
Capital gains	(0.01)	(0.40)	(2.15)	(1.67)	(2.32)
Total distributions	(0.80)	(1.25)	(2.55)	(2.03)	(2.68)
Net increase (decrease) in net asset value	0.10	(0.57)	(2.01)	(3.54)	0.12
Net Asset Value at end of period	$13.37	$13.27	$13.84	$15.85	$19.39
Total Return (%)[2]	6.81	4.98	3.51	(7.87)	14.64
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$16,557	$19,171	$21,959	$25,053	$29,739
Ratios of expenses to average net assets (%)	0.52	0.52	0.79	0.98	0.97
Ratio of net investment income to average net assets (%)	4.21	5.98	2.46	1.93	1.39
Portfolio turnover (%)[3]	20	11	118	32	34

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

CORE BOND FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$8.23	$8.41	$8.20	$9.74	$10.30
Income from Investment Operations:
Net investment income	0.31 [1]	0.30 [1]	0.26	0.23	0.20
Net realized and unrealized gain (loss) on investments	0.28	(0.16)	0.23	(1.50)	(0.37)
Total from investment operations	0.59	0.14	0.49	(1.27)	(0.17)
Less Distributions From:
Net investment income	(0.39)	(0.32)	(0.28)	(0.23)	(0.23)
Capital gains	—	—	—	(0.04)	(0.16)
Total distributions	(0.39)	(0.32)	(0.28)	(0.27)	(0.39)
Net increase (decrease) in net asset value	0.20	(0.18)	0.21	(1.54)	(0.56)
Net Asset Value at end of period	$8.43	$8.23	$8.41	$8.20	$9.74
Total Return (%)[2]	7.26	1.52	6.16	(13.17)	(1.58)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$41,029	$53,343	$61,642	$67,311	$85,758
Ratios of expenses to average net assets (%)	0.58	0.57	0.57	0.58	0.57
Ratio of net investment income to average net assets (%)	3.73	3.55	3.18	2.40	1.97
Portfolio turnover (%)[3]	13	16	25	27	34

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$8.17	$8.36	$8.15	$9.69	$10.25
Income from Investment Operations:
Net investment income	0.29 [1]	0.28 [1]	0.24	0.12	0.07
Net realized and unrealized gain (loss) on investments	0.28	(0.17)	0.23	(1.41)	(0.25)
Total from investment operations	0.57	0.11	0.47	(1.29)	(0.18)
Less Distributions From:
Net investment income	(0.37)	(0.30)	(0.26)	(0.21)	(0.22)
Capital gains	—	—	—	(0.04)	(0.16)
Total distributions	(0.37)	(0.30)	(0.26)	(0.25)	(0.38)
Net increase (decrease) in net asset value	0.20	(0.19)	0.21	(1.54)	(0.56)
Net Asset Value at end of period	$8.37	$8.17	$8.36	$8.15	$9.69
Total Return (%)[2]	7.00	1.27	5.89	(13.38)	(1.83)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$10,765	$11,922	$13,329	$15,043	$19,379
Ratios of expenses to average net assets (%)	0.83	0.82	0.82	0.83	0.82
Ratio of net investment income to average net assets (%)	3.48	3.30	2.93	2.15	1.72
Portfolio turnover (%)[3]	13	16	25	27	34

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

LARGE CAP VALUE FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$23.37	$22.77	$23.35	$27.33	$23.34
Income from Investment Operations:
Net investment income	0.48 [1]	0.53 [1]	0.55	0.63	0.49
Net realized and unrealized gain (loss) on investments	1.50	1.27	0.03	(1.96)	4.71
Total from investment operations	1.98	1.80	0.58	(1.33)	5.20
Less Distributions From:
Net investment income	(0.59)	(0.54)	(0.58)	(0.61)	(0.49)
Capital gains	(1.48)	(0.66)	(0.58)	(2.04)	(0.72)
Total distributions	(2.07)	(1.20)	(1.16)	(2.65)	(1.21)
Net increase (decrease) in net asset value	(0.09)	0.60	(0.58)	(3.98)	3.99
Net Asset Value at end of period	$23.28	$23.37	$22.77	$23.35	$27.33
Total Return (%)[2]	8.50	8.02	2.56	(4.91)	22.36
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$159,167	$176,707	$185,880	$202,492	$239,621
Ratios of expenses to average net assets (%)	0.62	0.63	0.62	0.63	0.62
Ratio of net investment income to average net assets (%)	1.99	2.25	2.30	2.33	1.78
Portfolio turnover (%)[3]	24	20	28	29	32

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$22.89	$22.33	$22.91	$26.87	$22.99
Income from Investment Operations:
Net investment income	0.41 [1]	0.46 [1]	0.37	0.42	0.24
Net realized and unrealized gain (loss) on investments	1.47	1.24	0.15	(1.80)	4.81
Total from investment operations	1.88	1.70	0.52	(1.38)	5.05
Less Distributions From:
Net investment income	(0.53)	(0.48)	(0.52)	(0.54)	(0.45)
Capital gains	(1.48)	(0.66)	(0.58)	(2.04)	(0.72)
Total distributions	(2.01)	(1.14)	(1.10)	(2.58)	(1.17)
Net increase (decrease) in net asset value	(0.13)	0.56	(0.58)	(3.96)	3.88
Net Asset Value at end of period	$22.76	$22.89	$22.33	$22.91	$26.87
Total Return (%)[2]	8.23	7.75	2.31	(5.14)	22.05
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,435	$1,823	$2,010	$2,296	$3,128
Ratios of expenses to average net assets (%)	0.87	0.88	0.87	0.87	0.87
Ratio of net investment income to average net assets (%)	1.74	2.00	2.04	2.06	1.52
Portfolio turnover (%)[3]	24	20	28	29	32

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

LARGE CAP GROWTH FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$23.04	$21.63	$18.79	$23.42	$21.11
Income from Investment Operations:
Net investment income	0.09 [1]	0.15 [1]	0.07	0.07	0.10
Net realized and unrealized gain (loss) on investments	0.65	3.37	4.84	(3.21)	4.68
Total from investment operations	0.74	3.52	4.91	(3.14)	4.78
Less Distributions From:
Net investment income	(0.11)	(0.15)	(0.07)	(0.08)	(0.08)
Capital gains	(3.25)	(1.96)	(2.00)	(1.41)	(2.39)
Total distributions	(3.36)	(2.11)	(2.07)	(1.49)	(2.47)
Net increase (decrease) in net asset value	(2.62)	1.41	2.84	(4.63)	2.31
Net Asset Value at end of period	$20.42	$23.04	$21.63	$18.79	$23.42
Total Return (%)[2]	3.30	16.41	26.38	(13.45)	22.96
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$162,949	$191,639	$189,065	$166,176	$213,648
Ratios of expenses to average net assets (%)	0.83	0.83	0.82	0.83	0.82
Ratio of net investment income to average net assets (%)	0.39	0.63	0.36	0.30	0.40
Portfolio turnover (%)[3]	23	9	13	12	16

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$22.12	$20.86	$18.19	$22.73	$20.57
Income from Investment Operations:
Net investment income	0.03 [1]	0.08 [1]	(0.09)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	0.64	3.25	4.80	(3.05)	4.64
Total from investment operations	0.67	3.33	4.71	(3.10)	4.60
Less Distributions From:
Net investment income	(0.07)	(0.11)	(0.04)	(0.03)	(0.05)
Capital gains	(3.25)	(1.96)	(2.00)	(1.41)	(2.39)
Total distributions	(3.32)	(2.07)	(2.04)	(1.44)	(2.44)
Net increase (decrease) in net asset value	(2.65)	1.26	2.67	(4.54)	2.16
Net Asset Value at end of period	$19.47	$22.12	$20.86	$18.19	$22.73
Total Return (%)[2]	3.04	16.12	26.07	(13.67)	22.66
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,071	$8,703	$9,811	$10,324	$14,667
Ratios of expenses to average net assets (%)	1.08	1.08	1.07	1.08	1.07
Ratio of net investment income to average net assets (%)	0.14	0.36	0.09	0.04	0.17
Portfolio turnover (%)[3]	23	9	13	12	16

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MID CAP FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$17.02	$18.47	$15.79	$19.99	$17.97
Income from Investment Operations:
Net investment income	0.03 [1]	0.13 [1]	0.02	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.18	1.82	4.18	(2.61)	4.62
Total from investment operations	0.21	1.95	4.20	(2.63)	4.63
Less Distributions From:
Net investment income	(0.05)	(0.13)	(0.03)	—	—
Capital gains	(3.86)	(3.27)	(1.49)	(1.57)	(2.61)
Total distributions	(3.91)	(3.40)	(1.52)	(1.57)	(2.61)
Net increase (decrease) in net asset value	(3.70)	(1.45)	2.68	(4.20)	2.02
Net Asset Value at end of period	$13.32	$17.02	$18.47	$15.79	$19.99
Total Return (%)[2]	1.27	10.84	26.85	(13.17)	26.39
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$107,971	$138,093	$149,182	$133,928	$176,437
Ratios of expenses to average net assets (%)	0.93	0.92	0.92	0.93	0.92
Ratio of net investment income to average net assets (%)	0.19	0.66	0.08	(0.15)	0.06
Portfolio turnover (%)[3]	19	15	13	17	25

	Year Ended December 31,
	2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$15.76	$17.35	$14.92	$19.04	$17.26
Income from Investment Operations:
Net investment income	(0.01) [1]	0.07 [1]	(0.17)	(0.14)	(0.14)
Net realized and unrealized gain (loss) on investments	0.16	1.71	4.09	(2.41)	4.53
Total from investment operations	0.15	1.78	3.92	(2.55)	4.39
Less Distributions From:
Net investment income	(0.02)	(0.10)	—	—	—
Capital gains	(3.86)	(3.27)	(1.49)	(1.57)	(2.61)
Total distributions	(3.88)	(3.37)	(1.49)	(1.57)	(2.61)
Net increase (decrease) in net asset value	(3.73)	(1.59)	2.43	(4.12)	1.78
Net Asset Value at end of period	$12.03	$15.76	$17.35	$14.92	$19.04
Total Return (%)[2]	1.02	10.57	26.53	(13.39)	26.08
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,111	$3,830	$4,578	$4,595	$6,487
Ratios of expenses to average net assets (%)	1.18	1.17	1.17	1.18	1.17
Ratio of net investment income to average net assets (%)	(0.05)	0.39	(0.18)	(0.41)	(0.17)
Portfolio turnover (%)[3]	19	15	13	17	25

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2020 FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$6.40	$6.41	$6.45	$7.60	$7.87
Income from Investment Operations:
Net investment income	0.24 [1]	0.23 [1]	0.24	0.17	0.13
Net realized and unrealized gain (loss) on investments	0.33	(0.01)	0.03	(1.15)	(0.02)
Total from investment operations	0.57	0.22	0.27	(0.98)	0.11
Less Distributions From:
Net investment income	(0.27)	(0.23)	(0.31)	(0.11)	(0.10)
Capital gains	—	—	—	(0.06)	(0.28)
Total distributions	(0.27)	(0.23)	(0.31)	(0.17)	(0.38)
Net increase (decrease) in net asset value	0.30	(0.01)	(0.04)	(1.15)	(0.27)
Net Asset Value at end of period	$6.70	$6.40	$6.41	$6.45	$7.60
Total Return (%)[2]	8.94	3.48	4.17	(13.00)	1.45
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$10,973	$13,715	$15,410	$18,687	$27,014
Ratios of expenses to average net assets (%)	0.31	0.31	0.30	0.31	0.31
Ratio of net investment income to average net assets (%)	3.53	3.46	3.16	2.17	1.54
Portfolio turnover (%)[3]	19	39	231	305	210

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2030 FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$7.19	$7.01	$6.95	$8.15	$8.18
Income from Investment Operations:
Net investment income	0.24 [1]	0.22 [1]	0.22	0.19	0.29
Net realized and unrealized gain (loss) on investments	0.49	0.17	0.17	(1.14)	0.29
Total from investment operations	0.73	0.39	0.39	(0.95)	0.58
Less Distributions From:
Net investment income	(0.24)	(0.21)	(0.32)	(0.18)	(0.20)
Capital gains	—	—	—	(0.07)	(0.41)
Return of Capital	—	—	(0.01)	—	—
Total distributions	(0.24)	(0.21)	(0.33)	(0.25)	(0.61)
Net increase (decrease) in net asset value	0.49	0.18	0.06	(1.20)	(0.03)
Net Asset Value at end of period	$7.68	$7.19	$7.01	$6.95	$8.15
Total Return (%)[2]	10.35	5.47	5.72	(11.79)	7.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$54,395	$51,649	$55,775	$56,944	$71,328
Ratios of expenses to average net assets (%)	0.31	0.31	0.30	0.31	0.31
Ratio of net investment income to average net assets (%)	3.13	2.96	3.03	2.38	3.40
Portfolio turnover (%)[3]	31	38	220	303	215

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2040 FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$6.81	$6.46	$6.33	$7.49	$7.52
Income from Investment Operations:
Net investment income	0.19 [1]	0.17 [1]	0.19	0.18	0.31
Net realized and unrealized gain (loss) on investments	0.64	0.33	0.23	(1.01)	0.36
Total from investment operations	0.83	0.50	0.42	(0.83)	0.67
Less Distributions From:
Net investment income	(0.19)	(0.15)	(0.27)	(0.17)	(0.21)
Capital gains	—	—	(0.00)[2]	(0.16)	(0.49)
Return of Capital	—	—	(0.02)	—	—
Total distributions	(0.19)	(0.15)	(0.29)	(0.33)	(0.70)
Net increase (decrease) in net asset value	0.64	0.35	0.13	(1.16)	(0.03)
Net Asset Value at end of period	$7.45	$6.81	$6.46	$6.33	$7.49
Total Return (%)[3]	12.29	7.78	6.70	(11.35)	8.91
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$40,764	$41,180	$38,064	$36,024	$40,984
Ratios of expenses to average net assets (%)	0.31	0.31	0.30	0.31	0.31
Ratio of net investment income to average net assets (%)	2.56	2.50	2.84	2.57	3.71
Portfolio turnover (%)[4]	35	43	210	309	209

1Per share amounts have been calculated using the average shares method.

2Amounts represent less than $(0.005) per share.

3These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - concluded

MADISON TARGET RETIREMENT 2050 FUND

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$12.11	$11.32	$11.01	$13.21	$13.00
Income from Investment Operations:
Net investment income	0.29 [1]	0.27 [1]	0.29	0.33	0.57
Net realized and unrealized gain (loss) on investments	1.30	0.75	0.53	(1.76)	0.74
Total from investment operations	1.59	1.02	0.82	(1.43)	1.31
Less Distributions From:
Net investment income	(0.32)	(0.23)	(0.48)	(0.33)	(0.38)
Capital gains	(0.15)	—	(0.02)	(0.44)	(0.72)
Return of Capital	—	—	(0.01)	—	—
Total distributions	(0.47)	(0.23)	(0.51)	(0.77)	(1.10)
Net increase (decrease) in net asset value	1.12	0.79	0.31	(2.20)	0.21
Net Asset Value at end of period	$13.23	$12.11	$11.32	$11.01	$13.21
Total Return (%)[2]	13.10	9.04	7.60	(11.04)	10.22
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$34,467	$35,846	$32,365	$28,467	$34,283
Ratios of expenses to average net assets (%)	0.31	0.31	0.30	0.31	0.30
Ratio of net investment income to average net assets (%)	2.29	2.25	2.71	2.63	4.34
Portfolio turnover (%)[3]	42	37	226	329	228

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2025

Notes to Financial Statements

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is a series trust with 12 investment portfolios (individually, a “Fund,” and collectively, the “Funds”), each with different investment objectives and policies. The Funds are the Core Bond Fund, Large Cap Value Fund, Large Cap Growth Fund, and Mid Cap Fund (collectively, the “Core Funds”), the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund and Diversified Income Fund (collectively, the “Target Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”). Madison Asset Management, LLC (the “Investment Adviser” or “Madison”) serves as the Funds’ investment adviser.

The Declaration of Trust permits the Board of Trustees (the “Board” or the “Board of Trustees”) to issue an unlimited number of full and fractional shares of the Trust without par value. All Funds, except the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer Class I shares. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fee, if any, and its proportional share of Fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of TruStage Financial Group, Inc. (“TruStage”) and to qualified pension and retirement plans of TruStage. The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with TruStage. The Trust does not offer shares directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

The Funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies (ASC 946).

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded Funds (“ETFs”), listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net

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assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a Fund to designate a Fund’s investment adviser as valuation designee to perform a Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a Fund’s investment adviser fair value determinations. The Board has designated the Funds’ Investment Adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. Fixed income securities either newly issued or not being priced for various reasons by one of our approved pricing sources may also be fair valued. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Segment Reporting: During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their respective operations. An operating

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segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Management Committee of the Trust’s Investment Adviser acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the Investment Adviser, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and peers to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

New Accounting Pronouncements: In December 2023, the Financial Accounting Standard Board issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The Funds have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Funds’ financial statements.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the Fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Share Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of December 31, 2025, none of the Funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund may invest in foreign currency transactions. Such funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations

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under the heading “Net realized gain (loss) on investments. As of December 31, 2025, none of the Funds had open foreign currency transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund may segregate cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. During the year ended December 31, 2025, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

3.  FAIR VALUE MEASUREMENTS

Each Fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Funds to measure fair value for the year ended December 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a

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liquid market for an international equity security given information available at the time of valuation. As of December 31, 2025, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of December 31, 2025, in valuing the Funds’ investments carried at fair value (please see the portfolio of Investments for each fund for a listing of all securities within each category):

				Value at
Fund[1]	Level 1	Level 2	Level 3	12/31/25
Conservative Allocation
Exchange Traded Funds	$21,149,940	$–	$–	$21,149,940
Investment Companies	24,209,366	–	–	24,209,366
Short-Term Investments	3,540,292	–	–	3,540,292
	48,899,598	–	–	48,899,598
Moderate Allocation
Exchange Traded Funds	53,820,222	–	–	53,820,222
Investment Companies	42,524,211	–	–	42,524,211
Short-Term Investments	9,503,617	–	–	9,503,617
	105,848,050	–	–	105,848,050
Aggressive Allocation
Exchange Traded Funds	26,650,780	–	–	26,650,780
Investment Companies	11,631,839	–	–	11,631,839
Short-Term Investments	5,115,457	–	–	5,115,457
	43,398,076	–	–	43,398,076
Diversified Income
Commercial Mortgage-Backed Securities	–	–	–	–
Exchange Traded Funds	135,830,394	–	–	135,830,394
Mortgage Backed Securities	–	14,659	–	14,659
Short-Term Investments	3,106,329	–	–	3,106,329
	138,936,723	14,659	–	138,951,382
Core Bond
Asset Backed Securities	–	423,915	–	423,915
Collateralized Mortgage Obligations	–	3,115,869	–	3,115,869
Commercial Mortgage-Backed Securities	–	392,571	–	392,571
Corporate Notes and Bonds	–	13,756,379	–	13,756,379
Foreign Corporate Bonds	–	1,702,353	–	1,702,353
Mortgage Backed Securities	–	22,938,283	–	22,938,283
U.S. Government and Agency Obligations	–	8,294,172	–	8,294,172
Short-Term Investments	840,093	–	–	840,093
	840,093	50,623,542	–	51,463,635
Large Cap Value
Common Stocks	158,801,699	–	–	158,801,699
Short-Term Investments	1,755,387	–	–	1,755,387
	160,557,086	–	–	160,557,086
Large Cap Growth
Common Stocks	163,786,636	–	–	163,786,636
Short-Term Investments	6,126,773	–	–	6,126,773
	169,913,409	–	–	169,913,409
Mid Cap
Common Stocks	104,908,710	–	–	104,908,710
Short-Term Investments	6,483,353	–	–	6,483,353
	111,392,063	–	–	111,392,063

Madison Target Retirement 2020 Fund	10,968,004	–	–	10,968,004
Madison Target Retirement 2030 Fund	54,352,920	–	–	54,352,920
Madison Target Retirement 2040 Fund	40,726,256	–	–	40,726,256
Madison Target Retirement 2050 Fund	34,401,806	–	–	34,401,806

[1]	See respective portfolio of Investments for underlying holdings in each Fund. For additional Fund’s information on the Underlying Funds held in the Target Allocation Funds and Target Date Funds including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission website at http://www.sec.gov.

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4. ADVISORY, DISTRIBUTION, ADMINISTRATIVE SERVICES AGREEMENTS AND OTHER EXPENSES

Investment Advisory Agreements: For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of December 31, 2025:

Fund	Advisory Fee
Conservative Allocation	0.30%
Moderate Allocation	0.30%
Aggressive Allocation	0.30%
Diversified Income	0.25%
Core Bond	0.55%
Large Cap Value	0.60%
Large Cap Growth	0.80%
Mid Cap	0.90%
Madison Target Retirement 2020	0.25%
Madison Target Retirement 2030	0.25%
Madison Target Retirement 2040	0.25%
Madison Target Retirement 2050	0.25%

The Investment Advisory Agreement for the Core Funds and the Target Allocation Funds is structured as a “unitary fee arrangement” and, as such, requires the Investment Adviser to provide or arrange to provide overall management of the Funds, including but not limited to, investment management services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. The unitary fee arrangement with these Funds does not cover, and therefore these Funds pay directly for, the following fees and expenses: (i) fees and expenses of the Independent Trustees; (ii) fees and expenses of the Trust’s independent registered public accountant; (iii) brokerage commissions and other expenses incurred in the acquisition or disposition of any securities or other investments; (iv) costs of borrowing money, overdrafts (if any) and any potential taxes owed; and (v) extraordinary expenses (including litigation and/or and consulting expenses) as approved by a majority of the Independent Trustees, (these expenses are collectively referred to as “Direct Fund Expenses”).

In contrast, the Investment Advisory Agreement for the Target Date Funds is not structured as a “unitary fee arrangement.” Accordingly, under the Investment Advisory Agreement for these Funds, the Investment Adviser is only responsible for providing investment management services to the Funds. Other services performed by the Investment Adviser for the Target Date Funds are covered under a separate Administrative Services Agreement (discussed below).

Under the Investment Advisory Agreements for the Core Funds, the Allocation Funds, and the Target Date Funds, the Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of its management fee and/or reimburse a Fund’s operating expenses to ensure that the Fund’s operating expenses do not exceed certain expense limitations. Any fees waived or reimbursed are not subject to later recoupment by the Investment Adviser. The Investment Adviser may also permanently reduce the amount of the management fee for one or more Funds under such terms as it may determine by written notice thereof to the Trust.

The Board of Trustees had previously entered into an Operating Expense Limitation Agreement (“OLEA”) dated as of December 1, 2023, by and between the Investment Adviser and the Trust, on behalf of the Funds, under which the Investment Adviser agreed to waive its management fees and/or reimburse expenses of each Fund to the extent necessary to limit each class of each Fund’s total operating expenses (excluding certain expenses described below) to the annual rate set forth in the Funds’ then-currently effective prospectus. The OELA became effective for all Funds on December 1, 2023 and remained in effect through November 30, 2025, and was not renewed or replaced with a new operating expense limitation agreement. For the year ended December 31, 2025, the Investment Adviser did not waive any of its management fees and/or reimburse Fund expenses because all Funds operated under the fee cap during the year. Expenses excluded from the fee cap in the Operating Expense Limitation Agreement are as follows:

●	Core Funds and Target Allocation Funds: Excluded expenses are those expenses assumed by the Funds as provided in Section 4(b) of the relevant Investment Advisory Agreement. Such expenses consist of those expenses identified as “Direct Fund Expenses,” above.

●	Target Date Funds: Excluded expenses consist of the following: any front-end or contingent deferred loads, taxes, leverage/ borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses such as litigation, and other “Excluded Expenses” (as defined in the Administrative Services Agreement, described below).

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Administrative Services Agreement - Target Date Funds: With respect to the Target Date Funds only, in addition to the advisory fee, the Investment Adviser is entitled to receive an administrative services fee pursuant to the terms of a separate Administrative Services Agreement. Under this agreement, the Investment Adviser has agreed to provide or arrange to have a third party provide the Target Date Funds with such services as they may require in the conduct of their business, to the extent that the Investment Adviser, acting as the Funds’ investment adviser, has not undertaken to provide such services. Services to the Target Date Funds under the Administrative Services Agreement include transfer agent services; fund administrator services; fund accountant services; services of the Trust’s independent public accountants; services of legal counsel to the Trust and the Independent Trustees; and such other services necessary to conduct the Funds’ business. In exchange for these services, each Target Date Fund pays the Investment Adviser a fee, which is computed daily and paid monthly, at an annualized rate of 0.05% the average daily value of the net assets of each Target Date Fund. Not included in this fee and, therefore, the responsibility of the Target Date Funds, are the following fees and expenses: (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to overdrafts of any line of credit maintained with its custodian or another entity for investment purposes); (iii) the costs associated with investment by the Target Date Funds in other investment companies (i.e., acquired fund fees); (iv) Rule 12b-1 distrbituion and service fees; and (v) the compensation of Trust’s Independent Trustees (these expenses are collectively referred to as “Excluded Expenses”).

In addition, effective September 2, 2025, the Target Date Funds are also responsible for paying the following fees and expenses directly: (a) Independent Trustee legal counsel fees, (b) out of pocket and incidental expenses incurred by Independent Trustees (e.g., travel expenses), (c) costs related to technology solutions requested by the Independent Trustees to assist them with the performance of their functions as Board members, and (d) Independent Trustee education and training costs and expenses. Accordingly, as of such date, these fees and expenses are included in the definition of “Excluded Expenses”.

Other Expenses: Due to the “unitary fee arrangement” in place with respect to the Core Funds and the Target Allocation Funds, and the Administrative Services Agreement arrangement in place with respect to the Target Date Funds, the Core Funds and the Allocation Funds are directly responsible for certain fees and expenses that differ somewhat from the fees and expenses for which the Target Date Funds are directly responsible.

Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the Funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% each Fund’s daily net assets.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. For the year ended December 31, 2025, no fees were waived. MFD does not have the right to recoup waived fees.

Officers and Trustees: Certain officers and Trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser or its affiliates. The Trust does not compensate its officers or Trustees who are officers, directors and/ or employees of the Investment Adviser or its affiliates. The Independent Trustees fees are a direct expense of the Funds which is included in the “Trustee fees” line item on the Statements of Operations. The Nominating and Governance Committee of the Board reviews fees paid to Independent Trustees periodically, and may change such fees at any time.

5. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective Funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the Funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a Fund level.

6. SECURITIES TRANSACTIONS

For the year ended December 31, 2025, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

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	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$–	$–	$12,668,837	$17,555,213
Moderate Allocation	–	–	31,992,633	45,045,542
Aggressive Allocation	–	–	13,116,574	17,518,345
Diversified Income	–	–	28,527,054	43,220,920
Core Bond	2,258,808	8,684,933	5,142,053	8,965,203
Large Cap Value	–	–	39,531,735	66,977,662
Large Cap Growth	–	–	41,422,227	79,877,605
Mid Cap	–	–	22,966,913	54,570,713
Madison Target Retirement 2020	–	–	2,118,148	5,338,798
Madison Target Retirement 2030	–	–	15,209,110	16,068,689
Madison Target Retirement 2040	–	–	13,852,300	18,004,213
Madison Target Retirement 2050	–	–	14,251,540	19,038,708

7. FOREIGN SECURITIES

Each Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

8. SECURITIES LENDING

The Board of Trustees has authorized the Funds, other than the Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to the Trust's securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized Funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The Funds do not have a master netting agreement.

As of December 31, 2025, the aggregate fair value of securities on loan for the Trust was $16,402,720. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S.treasuries or other U.S. government securities. See below for fair value on loan and collateral breakout for each Fund and each respective Fund's portfolio of investments for individual securities identified on loan.

Fund	Market Value	Cash Collateral[1]	Non-Cash Collateral[1]
Conservative Allocation	$2,470,630	$2,540,115	$–
Moderate Allocation	7,640,652	7,813,400	56,455
Aggressive Allocation	4,460,895	4,592,565	–
Diversified Income	1,830,543	1,802,425	71,243

1Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior day’s market value for securities loaned.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

Ultra Series Fund | December 31, 2025

Notes to Financial Statements - continued

	Remaining Contractual Maturity of the
	Agreements As of December 31, 2025
	Overnight and		Between 30 & 90
	Continuous	<30 days	days	>90 Days	Total
Securities Lending Transactions[1]
Conservative Allocation Fund
Common Stocks	$2,540,115	–	–	–	$2,540,115
Total Borrowings	$2,540,115	$–	$–	$–	$2,540,115
Gross amount of recognized liabilities for securities lending transactions					$2,540,115
Moderate Allocation Fund
Common Stocks	$7,813,400	–	–	–	$7,813,400
Total Borrowings	$7,813,400	–	–	–	$7,813,400
Gross amount of recognized liabilities for securities lending transactions					$7,813,400
Aggressive Allocation Fund
Common Stocks	$4,592,565	–	–	–	$4,592,565
Total Borrowings	$4,592,565	–	–	–	$4,592,565
Gross amount of recognized liabilities for securities lending transactions					$4,592,565
Diversified Income Fund
Common Stocks	$1,802,425	–	–	–	$1,802,425
Total Borrowings	$1,802,425	–	–	–	$1,802,425
Gross amount of recognized liabilities for securities lending transactions					$1,802,425

1Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

9. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of December 31, 2025. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2022 through December 31, 2025.

The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:

	Ordinary Income		Long-Term Capital Gain
Fund	2025	2024	2025	2024
Conservative Allocation	$1,452,971	$2,079,056	$–	$–
Moderate Allocation	2,570,904	2,837,984	4,240,411	2,030,529
Aggressive Allocation	859,451	913,760	1,902,858	1,329,161
Diversified Income	8,002,123	9,917,993	135,631	3,668,339
Core Bond	2,335,436	2,416,948	–	–
Large Cap Value	3,787,921	3,958,546	9,539,284	5,001,186
Large Cap Growth	830,693	1,312,267	23,718,987	15,833,692
Mid Cap	420,011	907,295	27,150,839	24,116,917
Madison Target Retirement 2020	432,202	480,656	–	–
Madison Target Retirement 2030	1,668,845	1,443,378	–	–
Madison Target Retirement 2040	1,050,255	878,819	–	–
Madison Target Retirement 2050	804,984	676,688	366,633	–

Ultra Series Fund | December 31, 2025

Notes to Financial Statements - continued

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows(1):

Fund	Ordinary Income	Long-Term Capital Gain
Conservative Allocation	$125,300	$–
Moderate Allocation	210,677	455,605
Aggressive Allocation	66,177	196,833
Diversified Income	258,328	–
Core Bond	–	–
Large Cap Value	–	193,324
Large Cap Growth	–	3,086,912
Mid Cap	–	–
Madison Target Retirement 2020	14,645	–
Madison Target Retirement 2030	97,048	–
Madison Target Retirement 2040	118,171	–
Madison Target Retirement 2050	112,471	–

(1) The difference between the accumulated distributable earnings on the Statements of Assets and Liabilities and the components of distributable earnings on a tax basis is due to Other temporary differences not included on this table.

For federal income tax purposes, the Funds listed below have capital loss carryforwards as of December 31, 2025, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No-Expiration Date
Fund	Short-Term	Long-Term
Conservative Allocation	$4,047,093	$1,275,071
Diversified Income	–	409,983
Core Bond	385,753	6,284,439
Madison Target Retirement 2020	2,158,794	698,371
Madison Target Retirement 2030	2,458,213	–
Madison Target Retirement 2040	311,625	–

For the year December 31, 2025, capital losses utilized for each Fund were as follows:

Fund	Amount Utilized
Conservative Allocation	$453,910
Madison Target Retirement 2020	140,085
Madison Target Retirement 2030	1,345,591
Madison Target Retirement 2040	1,381,455
Madison Target Retirement 2050	1,406,934

At December 31, 2025, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$4,118,312	$(1,650,596)	$2,467,716
Moderate Allocation	14,963,492	(2,035,380)	12,928,112
Aggressive Allocation	7,525,416	(388,671)	7,136,745
Diversified Income	6,002,964	(1,741,617)	4,261,347
Core Bond	644,641	(3,128,805)	(2,484,164)
Large Cap Value	39,266,640	(1,905,514)	37,361,126
Large Cap Growth	80,467,339	(3,320,630)	77,146,709
Mid Cap	51,859,780	(728,922)	51,130,858
Madison Target Retirement 2020	621,628	(75,796)	545,832
Madison Target Retirement 2030	4,954,748	(511,101)	4,443,647
Madison Target Retirement 2040	5,324,375	(291,851)	5,032,524
Madison Target Retirement 2050	5,067,476	(300,906)	4,766,570

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

Reclassification Adjustments. Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all Funds.

Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, return of capital and other distributions from real estate investment trusts and non-REIT, securities adjustments related to Treasury Inflation Protected securities (TIPS), distribution re-designations from investments in other regulated investment companies and unusable capital carry loss carryforwards.

Ultra Series Fund | December 31, 2025

Notes to Financial Statements - continued

To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among paid-in capital in excess of par value, accumulated undistributed net investment income (loss) and accumulated net realized gain (loss) on investments and foreign currency translations. Accordingly, at December 31, 2025, reclassifications were recorded as follows:

Fund	Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Realized Gain (Loss)
Conservative Allocation	$–	$5,297	$(5,297)
Moderate Allocation	–	17,677	(17,677)
Aggressive Allocation	–	11,912	(11,912)
Diversified Income	–	(586)	586
Core Bond	(7,002)	(25,674)	32,676
Large Cap Value	–	26,018	(26,018)
Large Cap Growth	–	2,136	(2,136)
Mid Cap	(27,000)	40,005	(13,005)
Madison Target Retirement 2020	–	–	–
Madison Target Retirement 2030	–	–	–
Madison Target Retirement 2040	–	–	–
Madison Target Retirement 2050	–	(1)	1

10. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at December 31, 2025, are owned by separate investment accounts and/or pension plans of TruStage.

The Allocation Funds invest in Underlying Funds, including the Madison Funds and Madison ETFs (the “Affiliated Underlying Funds” or “Affiliated Issuers”), which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies. Historical financial information regarding the Affiliated Underlying Funds is available to you at no cost on the SEC’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Funds’ website at www.madisonfunds.com. A summary of the transactions with each Affiliated Underlying Fund during the year ended December 31, 2025 follows:

					Change in
	Beginning				Unrealized
	value as of	Gross	Gross	Realized	Appreciation	Value at		Dividend	Distributions
Fund/Underlying Fund	12/31/2024	Additions	Sales	Gain (Loss)	(Depreciation)	12/31/2025	Shares	Income	Received[1]
Conservative Allocation Fund
Madison Core Bond Fund Class
R6	$19,488,271	$1,000,000	$–	$–	$659,588	$21,147,859	2,318,844	$779,819	$–
Madison Large Cap Fund Class R6	5,147,993	212,337	(2,176,333)	61,422	(183,912)	3,061,507	108,603	17,447	194,890

Totals	$24,636,264	$1,212,337	$(2,176,333)	$61,422	$475,676	24,209,366	2,427,447	$797,266	$194,890

Moderate Allocation Fund
Madison Core Bond Fund Class
R6	27,172,934	1,380,000	–	–	926,787	29,479,721	3,232,425	1,099,743	–
Madison Large Cap Fund Class R6	18,405,581	828,696	(6,826,788)	1,803,542	(2,262,756)	11,948,275	423,848	68,090	760,605
Madison Mid Cap Fund Class R6	1,095,108	36,581	(17,248)	242	(18,468)	1,096,215	66,037	5,708	30,873

Totals	$46,673,623	$2,245,277	$(6,844,036)	$1,803,784	$(1,354,437)	42,524,211	3,722,311	$1,173,541	$791,478

Aggressive Allocation Fund
Madison Core Bond Fund Class
R6	5,374,007	1,094,996	(744,614)	(122,343)	318,029	5,920,075	649,131	229,559	–
Madison Large Cap Fund Class R6	7,948,817	485,291	(3,069,766)	642,511	(812,112)	5,194,741	184,276	29,604	330,688
Madison Mid Cap Fund Class R6	825,556	17,253	(277,821)	104,526	(152,491)	517,023	31,146	2,692	14,561

Totals	$14,148,380	$1,597,540	$(4,092,201)	$624,694	$(646,574)	11,631,839	864,553	$261,855	$345,249

Ultra Series Fund | December 31, 2025

Notes to Financial Statements - continued

					Change in
	Beginning				Unrealized
	value as of	Gross	Gross	Realized	Appreciation	Value at		Dividend	Distributions
Fund/Underlying Fund	12/31/2024	Additions	Sales	Gain (Loss)	(Depreciation)	12/31/2025	Shares	Income	Received[1]
Diversified Income Fund
Madison Aggregate Bond ETF	27,081,000	298,913	(4,079,357)	27,356	560,413	23,888,325	1,165,000	1,216,644	4,497
Madison Covered Call ETF	29,846,208	–	(9,774,277)	(1,189,573)	470,402	19,352,760	1,050,000	1,685,754	–
Madison Dividend Value ETF	26,028,800	1,300,050	(1,652,688)	168,625	1,877,886	27,722,673	1,210,000	503,090	–
Madison Short-Term Strategic
Income ETF	31,796,875	–	(2,063,250)	(7,000)	261,937	29,988,562	1,462,500	1,623,439	81,037

Totals	$114,752,883	$1,598,963	$(17,569,572)	$(1,000,592)	$3,170,638	100,952,320	4,887,500	$5,028,927	$85,534

1Distributions received include distributions from net investment income and capital gains from the Underlying Funds.

11. CONCENTRATION OF RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged.

Slowing global economic growth, the risks associated with U.S. trade and tariff policies, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds. Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other Funds with a similar investment objective.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a Fund that does not invest in derivatives.

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent month and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and interest rate levels, the possibility of a national or global recession, trade tensions, political events, and wars in Europe and in the Middle East. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the value of the Funds’ portfolio holdings.

Ultra Series Fund | December 31, 2025

Notes to Financial Statements - concluded

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. The Funds do monitor this risk closely.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No events have taken place that meet the definition of a subsequent event that requires adjustment to, or disclosure in the financial statements.

Ultra Series Fund | December 31, 2025

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Ultra Series Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Ultra Series Fund (the “Funds”) comprising the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Diversified Income Fund, Core Bond Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund, Madison Target Requirement 2020 Fund, Madison Target Requirement 2030 Fund, Madison Target Requirement 2040 Fund, and Madison Target Requirement 2050 Fund, including the portfolios of investments as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Ultra Series Fund as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois

February 26, 2026

We have served as the auditor of one or more Madison Investment Advisors investment companies since 2009.

Ultra Series Fund | December 31, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract

Ultra Series Fund 15(c) Disclosure for Form N-CSR

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of the Ultra Series Fund (the “Trust” or “USF”) held on August 19, 2025, the Board, and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreements (the “Agreements”) between the Trust and Madison Asset Management, LLC (the “Adviser”) with respect to the individual series of the Trust (each a “Fund” and together, the “Funds”). For this purpose, there are two Agreements: (1) one Agreement for the Target Retirement Date Funds, and (2) a different Agreement for the rest of the series of USF.

Prior to the meeting, the Independent Trustees received and considered information from the Adviser designed to provide them with the information necessary to evaluate the Agreements. Before voting to approve the Agreements, the Independent Trustees reviewed these materials with management of the Adviser and with counsel to the Independent Trustees, and received advice from such counsel regarding the legal standards for the Independent Trustees’ consideration of the approval of the Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determination.

In determining whether to approve the Agreements, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services to be provided by the Adviser with respect to the Fund; (2) the Fund’s historical performance compared to relevant benchmarks and peer groups; (3) the Fund’s management fee (or, as applicable, Unitary Fee, as defined below) and overall expense ratio compared to relevant peer groups; (4) the costs of the services provided by the Adviser and the profits realized by the Adviser from those services; (5) the extent to which economies of scale may be realized as each Fund grows, and whether the management fee (or, as applicable, the Unitary Fee) for each Fund reflects such economies of scale for the Fund’s benefit; and (6) other financial benefits to the Adviser resulting from services rendered to the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made their determinations for each Fund separately and independently of the other Funds.

Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of the Adviser and the supporting materials provided at the August 19, 2025 meeting, the Board concluded that each Agreement, as it relates to each Fund, is fair and reasonable in light of the services the Adviser performs, the management fees (or, as applicable, the Unitary Fee) that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Agreements are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that the Adviser provides under the Agreements, noting that such services include but are not limited to investing each Fund’s assets consistent with the Fund’s investment objective and investment policies, determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions, and selecting broker-dealers to execute orders on behalf of each Fund. The Trustees considered the qualifications, experience, and responsibilities of the portfolio managers to each Fund, and the Adviser’s resources and compliance structure, including information regarding its compliance program and compliance record, and the Trustees’ familiarity with the Adviser due to the Adviser’s long history of providing investment management services to the Funds. The Trustees also discussed the quality of services provided to the Trust by its transfer agent, sub-administrator, and custodian as well as the various administrative services provided by the Adviser pursuant to a separate administrative services agreement (the “Services Agreement”) for the Target Retirement Date Funds and pursuant to the Agreement for the remaining series of USF. The Trustees concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreements and that the nature, overall quality and extent of such management services is satisfactory.

Fund Historical Performance and the Overall Performance of Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Trustees reviewed the performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index and peer group. The Trustees noted the reasons for both outperformance and underperformance compared with benchmarks and peer groups. They recognized that the usefulness of comparative performance data as a frame of reference to measure a Fund’s performance may be limited because the performance peer group, among other things, may not precisely reflect the objectives and strategies of the Fund, may have a different investable universe, or the composition of the peer group may be limited in size or number as well as other factors. They noted the unique aspects of the securities markets applicable to particular Funds so that the performance of any such Funds could be reviewed in context. They reviewed both long-term and short-term performance and

Ultra Series Fund | December 31, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract - continued

considered the effect on long-term performance that may have been attributable to any previous investment advisers/sub-advisers/ portfolio managers to any Fund or to a different investment strategy. They recognized that the performance data reflects a snapshot in time and considered that a different performance period could generate significantly different results. Further, they noted that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to disproportionately affect long-term performance.

The Trustees also noted that on a quarterly basis, they review detailed information for each Fund, including investment performance results, portfolio composition and investment philosophies, processes, and strategies. In addition, they considered the Adviser’s quarterly portfolio commentary and discussion of each Fund’s performance, as well as the overviews provided by the Adviser’s Investment Strategy and Oversight Committee. They also considered whether any relative underperformance was appropriate in view of the Adviser’s conservative investment philosophy. The Trustees noted the type of market environments that favor the Funds’ strategies and discussed the Funds’ performance in such market environments. Representatives of the Adviser discussed with the Trustees the methodology for arriving at benchmark indices and peer groups used for performance comparisons which, with respect to peer groups, followed the same process used the last time the Trustees reviewed and approved the Agreements. The Trustees also considered that sometimes, the Morningstar categories the Funds fall into do not precisely match a Fund’s investment strategy and philosophy.

Based on their review, the Trustees determined that, given the totality of the above factors and considerations, each Fund’s overall investment performance had been satisfactory.

Comparative Fee and Expense Data. In considering each Fund’s fees and expenses, the Trustees reviewed the expense ratios for a variety of other funds in each Fund’s peer group with similar investment objectives. Like the performance comparisons described above, the expense comparisons followed the same methodology in terms of peer group selection used the last time the Trustees reviewed and approved the Agreements. The Trustees considered these comparisons in determining whether the management fee (or, as applicable, the Unitary Fee) charged to each Fund under the Agreement applicable to such Fund was disproportionately large under the so-called “Gartenberg” standard traditionally used by investment company boards in connection with advisory contract renewal considerations. The Trustees noted that the Adviser or its affiliates provide investment management services to other investment company and/or non-investment company clients and acknowledged that the Adviser believes the management fees charged to such other clients are not comparable to the management fees paid by the Funds due to the difference in services provided and the different regulatory requirements of the Funds. Therefore, the Trustees did not consider comparative fee information for the Adviser’s other clients.

The Trustees compared each Fund’s total expense ratio and management fee (or, as applicable, the Unitary Fee) to those of comparable funds with similar investment objectives and strategies. The Trustees noted the relatively simple expense structure maintained by the Trust, which consists of a management fee and a capped administrative services fee for the Target Retirement Date Funds, and for the remaining series of USF, a unitary fee with limited expenses not covered by the unitary fee (“Unitary Fee”). The Board reviewed total expense ratios paid by other funds with similar investment objectives and asset size, recognizing that such a comparison, while not dispositive, was an important consideration.

With regard to the administrative services provided by the Adviser under the Services Agreement for the Target Retirement Date Funds, and under the Agreement for the remaining series of USF, the Trustees acknowledged that the Adviser is compensated for the administrative services it provides or arranges to provide to each of the Funds and that such compensation does not always cover all costs incurred by the Adviser because the Services Agreement (and the Agreement, as applicable) effectively act as a cap on administrative expenses. Therefore, the Trustees recognized that some of the administrative, operational, regulatory or compliance fees or costs in excess of the Services Agreement fees are paid by the Adviser from investment management fees earned (in the case of the Target Retirement Date Funds). Likewise, costs in excess of the Unitary Fee are paid by the Adviser from its profits (in the case of the remaining series of USF). In this regard, the Trustees noted that examination of each Fund’s total expense ratio compared to those of other investment companies was more meaningful than a simple comparison of basic “investment management only” fee schedules. The Trustees also considered the proposed changes to the Services Agreement which would shift certain fees and expenses from the Adviser to the Target Retirement Date Funds so that these Funds would be required to pay the following fees and expenses directly: (a) Independent Trustee legal counsel fees, (b) out of pocket and incidental expenses incurred by Independent Trustees (e.g., travel expenses), (c) costs related to technology solutions requested by the Independent Trustees to assist them with the performance of their functions as Board members, and (d) Independent Trustee education and training costs and expenses (e.g., costs associated with attendance at industry conferences). The Trustees concluded that the aggregate effect of the proposed changes on the affected Funds would be immaterial.

Ultra Series Fund | December 31, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract - concluded

In addition, the Trustees recognized that to the extent a Fund invests in other registered investment companies also managed by the Adviser, the Adviser receives investment management fees from both the Fund and the underlying registered investment company. The Trustees were satisfied in this regard that the Adviser provides separate services to each Fund which is operated as a “fund of funds” and the underlying registered investment company in which each such Fund invests in exchange for the fees received.

While recognizing that it is difficult to compare management fees because the scope of investment management services provided may vary from one investment adviser to another and from one client to another, the Trustees concluded that the Adviser’s management fee (or, as applicable, the Unitary Fee) for each Fund is reasonable.

Cost of Advisory Services and Profitability. The Trustees considered the management fee (or, as applicable, the Unitary Fee) that each Fund pays to the Adviser under the Agreements, as well as the Adviser’s profitability from services rendered to each Fund during the 12-month period ended December 31, 2024. In reviewing costs and profits, the Trustees noted that for some smaller Funds, the salaries of all portfolio management personnel, trading desk personnel, corporate accounting personnel and employees of the Adviser who serve as Trust officers, as well as facility costs (e.g., rent, etc.), could not be supported by fees received from such portfolios alone. However, the Trustees recognized that the Trust is profitable to the Adviser because such salaries and fixed costs are already paid in whole or in part from revenue generated by management of other client assets managed by the Adviser, including the Trust as a consolidated family of investment companies. The Trustees noted that total assets managed by the Adviser and its affiliates were approximately $25.7 billion as of May 31, 2024, and approximately $28.8 billion as of May 31, 2025. As a result, although the fees paid by an individual Fund at its present size might not be sufficient to profitably support a stand-alone Fund, each Fund is reasonably profitable to the Adviser as part of its larger, diversified organization. In sum, the Trustees recognized that the Trust is important to the Adviser and is managed with the attention given to the Adviser’s other clients. Following their review, the Trustees concluded that the costs for services provided by, and the level of profitability to, the Adviser was reasonable considering the services provided. The Trustees also considered the effect of the proposed changes to the Services Agreement (as described above) on the Adviser’s profitability, and was satisfied that the changes would not have a material effect on the Adviser’s profitability.

Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale as Fund assets increase and noted that at current asset levels, it was not necessary to discuss any economies of scale. Based on their review, the Trustees concluded that the current management fees (or, as applicable, Unitary Fees) for each Fund were appropriate.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Funds. The Trustees considered the extent to which the Adviser utilizes soft dollar arrangements with respect to portfolio transactions, noting that the Adviser’s soft dollar budget has decreased over time. The Trustees also considered that the Adviser does not utilize any affiliated brokers to execute the Funds’ portfolio transactions. While the Trustees noted Rule 12b-1 fees may be paid for shareholder and distribution services performed on behalf of the Funds, the Trustees also observed that the Adviser was incurring its own shareholder/distribution expenses on behalf of certain Funds. The Trustees considered that the Adviser may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that the additional benefits the Adviser receives from its relationship with the Funds are reasonable and appropriate.

Conclusion. The Trustees reached the following conclusions, among others, regarding the Agreements with the Trust: (i) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Agreements; (ii) the Adviser is qualified to manage each Fund’s assets in accordance with the Fund’s investment objective and strategies; (iii) the overall investment performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant benchmark indices; (iv) each Fund’s management fee (or Unitary Fee, as applicable) is reasonable in light of the services received by the Fund from the Adviser and other factors considered; and (v) the Adviser’s investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on all of the information presented to and considered by the Board and the foregoing conclusions, the Board of Trustees of the Trust, including the Independent Trustees of the Trust, unanimously approved the renewal of each Agreement on the basis that its terms and conditions are fair and reasonable and in the best interests of the Funds and their respective shareholders.

Ultra Series Fund | December 31, 2025

Other Information (unaudited)

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. Form NPORT-EX is available upon request to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form NPORT-EX may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the Fund’s website at www.madisonfunds.com or upon request by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. and is also located in the funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended May 30 are available to shareholders, upon request, at no cost by calling 1-800-SEC-0330 on the SEC’s website at www.sec.gov.

TAX INFORMATION

Foreign Tax Credits: Complete information regarding the Funds’ foreign tax credit pass through to shareholders for the year ended December 31, 2025, will be reported in conjunction with Form 1099-DIV.

Corporate Dividends Received Deduction: For the taxable year ended 2025, the following percentage of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Fund	Percentage
Conservative Allocation	5.77%
Moderate Allocation	12.33%
Aggressive Allocation	19.71%
Diversified Income	1.12%
Large Cap Value	100.00%
Large Cap Growth	91.21%
Mid Cap	100.00%
Madison Target Retirement 2020	2.59%
Madison Target Retirement 2030	5.94%
Madison Target Retirement 2040	11.43%
Madison Target Retirement 2050	14.62%

Qualified Dividend Income: For the taxable year ended 2025, the Funds hereby designate the maximum amount of dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income (“QDI”) eligible for reduced tax rates (the rates range from 5% to 15% depending upon individual’s tax bracket). Complete information regarding each Fund’s income distributions paid during the calendar year 2025, including the portion, if any, which qualify as QDI, will be reported in conjunction with Form 1099-DIV.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The registrant has had no changes in or disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The Trust had no matters submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The registrant discloses remuneration paid to directors, officers, and others as part of the financial statements included in item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant does not normally hold shareholder meetings. There have been no changes to the registrant’s procedures during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

The registrant did not require an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1.

Item 19. Exhibits.

(a)	(1) Code of ethics – See Item 2.

(2)	Not applicable.

(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(4)	Not applicable.

(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

/s/ Steven J. Fredricks

Steven J. Fredricks, Chief Compliance Officer & Chief Legal Officer

Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan

Patrick F. Ryan, Principal Executive Officer

Date: March 6, 2026

/s/ Greg Hoppe

Greg Hoppe, Principal Financial Officer & Principal Accounting Officer

Date: March 6, 2026